NATIONWIDE

VLI SEPARATE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-7 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
186,111 shares (cost $2,892,787)	$3,001,976
Janus Aspen Series - Forty Portfolio - Service shares (JACAS)
70,517 shares (cost $2,012,063)	2,485,017
Janus Aspen Series - Global Technology Portfolio - Service II shares (JAGTS2)
33,124 shares (cost $181,945)	191,787
Janus Aspen Series - Overseas Portfolio - Service II shares (JAIGS2)
98,852 shares (cost $3,948,288)	5,571,298
Investors Growth Stock Series - Initial Class (MIGIC)
74,181 shares (cost $740,325)	816,728
Value Series - Initial Class (MVFIC)
423,505 shares (cost $4,265,337)	5,497,094
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
24,294 shares (cost $364,982)	374,855
Core Plus Fixed Income Portfolio - Class I (MSVFI)
54,998 shares (cost $534,588)	550,528
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
13,838 shares (cost $154,395)	151,805
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
346,751 shares (cost $4,841,174)	4,920,401
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
102,083 shares (cost $1,588,679)	1,767,059
American Funds NVIT Bond Fund - Class II (GVABD2)
96,131 shares (cost $962,941)	1,063,212
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
90,883 shares (cost $1,802,052)	1,983,973
American Funds NVIT Growth Fund - Class II (GVAGR2)
64,228 shares (cost $3,225,609)	3,486,960
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
28,118 shares (cost $902,719)	1,036,721
Federated NVIT High Income Bond Fund - Class III (HIBF3)
723,111 shares (cost $4,591,435)	4,946,080
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
301,899 shares (cost $3,595,161)	3,976,015
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
88,310 shares (cost $649,355)	792,137
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
994 shares (cost $10,615)	11,200
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
81,511 shares (cost $625,135)	729,527
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
226,622 shares (cost $1,628,562)	2,343,270
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
176,672 shares (cost $1,433,858)	1,581,218
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
118,552 shares (cost $1,166,667)	1,237,683
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
265,813 shares (cost $2,341,015)	2,695,345
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
40,057 shares (cost $406,103)	418,596
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
631,693 shares (cost $5,755,615)	6,506,441
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
1,472,329 shares (cost $12,388,909)	14,664,398
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
41,989 shares (cost $416,326)	441,723

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Core Bond Fund - Class I (NVCBD1)
91,653 shares (cost $961,769)	965,106
NVIT Core Plus Bond Fund - Class I (NVLCP1)
9,002 shares (cost $100,223)	99,920
NVIT Fund - Class I (TRF)
249,658 shares (cost $1,713,679)	2,274,383
NVIT Government Bond Fund - Class I (GBF)
348,982 shares (cost $4,189,352)	4,009,800
NVIT International Index Fund - Class VI (GVIX6)
55,982 shares (cost $500,588)	477,528
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
748,813 shares (cost $6,511,975)	6,948,986
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
33,140 shares (cost $413,213)	430,815
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
17,515 shares (cost $237,010)	249,591
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
117,786 shares (cost $1,116,159)	1,200,237
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
1,960,809 shares (cost $19,764,062)	20,706,143
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
3,239,807 shares (cost $32,835,583)	33,693,994
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
155,755 shares (cost $1,434,130)	1,622,969
NVIT Mid Cap Index Fund - Class I (MCIF)
111,172 shares (cost $1,724,713)	2,052,244
NVIT Money Market Fund - Class I (SAM)
8,673,555 shares (cost $8,673,555)	8,673,555
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
250,608 shares (cost $1,879,959)	2,450,942
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
155,286 shares (cost $1,426,280)	1,577,708
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
371,617 shares (cost $3,194,962)	3,571,241
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
170,962 shares (cost $1,334,858)	1,535,236
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
253,864 shares (cost $1,878,449)	2,701,109
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
189,345 shares (cost $1,534,340)	1,950,254
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
68,714 shares (cost $844,189)	1,060,252
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
87,743 shares (cost $716,790)	916,910
NVIT Multi-Manager Small Company Fund - Class I (SCF)
113,658 shares (cost $1,770,891)	2,052,667
NVIT Multi-Sector Bond Fund - Class I (MSBF)
279,850 shares (cost $2,322,395)	2,401,115
NVIT Short Term Bond Fund - Class II (NVSTB2)
118,387 shares (cost $1,221,405)	1,224,117
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
843,986 shares (cost $12,777,898)	12,820,144
Templeton NVIT International Value Fund - Class III (NVTIV3)
181,199 shares (cost $2,199,027)	2,270,417
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
252,976 shares (cost $2,106,186)	2,562,651
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
455,121 shares (cost $3,096,877)	3,923,143
Advisers Management Trust - Short Duration Bond Portfolio - I Class shares (AMTB)
131,543 shares (cost $1,486,001)	1,473,286

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

V.I. Capital Appreciation Fund - Series I (AVCA)
18,547 shares (cost $429,390)	432,145
V.I. Capital Development Fund - Series I (AVCDI)
65,315 shares (cost $860,937)	875,868
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
71,589 shares (cost $955,909)	1,213,440
VP Inflation Protection Fund - Class II (ACVIP2)
200,214 shares (cost $2,110,031)	2,220,373
VP Mid Cap Value Fund - Class I (ACVMV1)
121,926 shares (cost $1,170,149)	1,724,030
Small Cap Stock Index Portfolio - Service shares (DVSCS)
185,157 shares (cost $1,827,120)	2,258,919
Stock Index Fund, Inc. - Initial shares (DSIF)
99,562 shares (cost $2,494,573)	2,953,997
Appreciation Portfolio - Initial shares (DCAP)
34,714 shares (cost $933,996)	1,230,247
Quality Bond Fund II - Primary shares (FQB)
134,234 shares (cost $1,468,855)	1,550,408
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
182,520 shares (cost $2,671,602)	3,639,456
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
145,679 shares (cost $2,749,653)	2,762,074
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
76,478 shares (cost $736,109)	810,670
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
174,222 shares (cost $1,744,210)	1,843,270
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
151,876 shares (cost $1,354,077)	1,549,133
VIP Fund - Growth Portfolio - Service Class (FGS)
44,168 shares (cost $1,356,224)	1,633,792
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
376,741 shares (cost $4,637,373)	4,795,914
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
222,132 shares (cost $5,957,258)	7,223,721
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
119,143 shares (cost $2,122,158)	1,987,310
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
17,905 shares (cost $155,031)	173,855
Franklin Income Securities Fund - Class 2 (FTVIS2)
131,463 shares (cost $1,917,942)	1,948,279
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
95,842 shares (cost $1,759,963)	1,835,370
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
276,503 shares (cost $2,889,898)	4,576,129
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
196,764 shares (cost $1,944,388)	2,209,662
Templeton Foreign Securities Fund - Class 3 (TIF3)
134,307 shares (cost $1,402,238)	1,912,533
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
158,773 shares (cost $2,683,887)	3,092,907
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
108,600 shares (cost $698,627)	837,307
Small-Cap Growth Portfolio - S Class shares (AMFAS)
12,267 shares (cost $133,398)	150,396
Socially Responsive Portfolio - I Class shares (AMSRS)
54,029 shares (cost $756,171)	802,872
Global Securities Fund/VA - Class 3 (OVGS3)
93,213 shares (cost $2,510,008)	2,843,006
High Income Fund/VA - Class 3 (OVHI3)
192,929 shares (cost $338,718)	412,868

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

High Income Fund/VA - Non-Service shares (OVHI)
14,997 shares (cost $113,734)	31,943
Main Street Fund (R)/VA - Non-Service shares (OVGI)
159,450 shares (cost $2,714,549)	3,329,323
Main Street Small Cap Fund (R)/VA - Non-Service shares (OVSC)
95,750 shares (cost $1,058,042)	1,690,937
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
48,094 shares (cost $520,483)	548,266
Low Duration Portfolio - Administrative Class (PMVLDA)
377,740 shares (cost $3,922,328)	3,943,603
Putnam VT Growth and Income Fund - IB shares (PVGIB)
596 shares (cost $9,040)	9,681
Putnam VT Voyager Fund - IB shares (PVTVB)
93 shares (cost $2,634)	3,589
Blue Chip Growth Portfolio - II (TRBCG2)
3 shares (cost $35)	35
Health Sciences Portfolio - II (TRHS2)
2,029 shares (cost $26,678)	29,501
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
16,054 shares (cost $536,842)	604,929
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
344,227 shares (cost $3,156,536)	3,411,839
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
143 shares (cost $796)	800
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
86 shares (cost $523)	576
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
318 shares (cost $1,079)	1,109
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
69 shares (cost $523)	600
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
337 shares (cost $1,652)	1,736
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
134 shares (cost $688)	720
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
33 shares (cost $529)	559
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
57 shares (cost $523)	598
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
47,190 shares (cost $313,879)	379,880

Total Investments	$276,629,685

Accounts payable	(3,851)

$276,625,834

Contract Owners’ Equity:
Accumulation units	276,625,834

Total Contractor Owners’ Equity (note 8)	$276,625,834

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	MLVGA2	JACAS	JAGTS2	JAIGS2	MIGIC	MVFIC	MVIVSC
Reinvested dividends	$3,652,131	30,867	5,141	-	28,163	3,355	96,385	-

Net investment income (loss)	3,652,131	30,867	5,141	-	28,163	3,355	96,385	-

Realized gain (loss) on investments	(6,374,010)	8,969	(136,160)	79	(446,304)	5,559	82,929	61
Change in unrealized gain (loss) on investments	34,724,516	91,808	258,719	9,842	1,535,399	84,758	450,437	9,873

Net gain (loss) on investments	28,350,506	100,777	122,559	9,921	1,089,095	90,317	533,366	9,934

Reinvested capital gains	1,438,658	15,434	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$33,441,295	147,078	127,700	9,921	1,117,258	93,672	629,751	9,934

Investment Activity:	MSVFI	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$33,768	8,521	7,637	19,138	21,880	14,559	5,157	8,386

Net investment income (loss)	33,768	8,521	7,637	19,138	21,880	14,559	5,157	8,386

Realized gain (loss) on investments	(9,544)	2,312	3,371	(24,639)	(17,372)	(108,911)	(380,278)	(8,517)
Change in unrealized gain (loss) on investments	18,428	(5,147)	78,770	180,824	65,420	293,657	898,480	104,096

Net gain (loss) on investments	8,884	(2,835)	82,141	156,185	48,048	184,746	518,202	95,579

Reinvested capital gains	-	3,220	10,497	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$42,652	8,906	100,275	175,323	69,928	199,305	523,359	103,965

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	HIBF3	GEM3	NVIE6	GEF3	NVNMO1	NVNSR2	NVCRA1	NVCRB1
Reinvested dividends	$338,014	2,547	6,071	68	1,417	16,730	3,729	7,248

Net investment income (loss)	338,014	2,547	6,071	68	1,417	16,730	3,729	7,248

Realized gain (loss) on investments	226,439	(416,922)	11,853	5	11,946	(74,747)	27,027	55,297
Change in unrealized gain (loss) on investments	(114,314)	924,400	76,789	584	15,305	690,239	35,923	12,796

Net gain (loss) on investments	112,125	507,478	88,642	589	27,251	615,492	62,950	68,093

Reinvested capital gains	-	-	-	-	58,918	-	110,359	-

Net increase (decrease) in contract owners’ equity resulting from operations	$450,139	510,025	94,713	657	87,586	632,222	177,038	75,341

Investment Activity:	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF
Reinvested dividends	$15,121	1,907	38,927	71,461	5,244	34,012	2,308	28,613

Net investment income (loss)	15,121	1,907	38,927	71,461	5,244	34,012	2,308	28,613

Realized gain (loss) on investments	19,260	3,806	41,599	(24,315)	13,101	49,135	2,713	(746,843)
Change in unrealized gain (loss) on investments	212,379	1,205	490,896	1,488,592	19,685	10,429	(1,058)	1,081,431

Net gain (loss) on investments	231,639	5,011	532,495	1,464,277	32,786	59,564	1,655	334,588

Reinvested capital gains	102	4,360	-	-	722	10,661	2,238	-

Net increase (decrease) in contract owners’ equity resulting from operations	$246,862	11,278	571,422	1,535,738	38,752	104,237	6,201	363,201

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GBF	GVGHS	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$164,202	2,734	9,483	90,456	1,597	695	25,181	309,356

Net investment income (loss)	164,202	2,734	9,483	90,456	1,597	695	25,181	309,356

Realized gain (loss) on investments	88,630	29,817	(42,000)	(575,118)	681	906	9,255	(360,413)
Change in unrealized gain (loss) on investments	(106,552)	(17,278)	65,244	1,299,706	17,577	11,497	30,217	1,894,154

Net gain (loss) on investments	(17,922)	12,539	23,244	724,588	18,258	12,403	39,472	1,533,741

Reinvested capital gains	150,724	-	-	-	634	289	3,328	-

Net increase (decrease) in contract owners’ equity resulting from operations	$297,004	15,273	32,727	815,044	20,489	13,387	67,981	1,843,097

Investment Activity:	GVDMA	GVDMC	MCIF	SAM	NVMIG3	GVDIV3	NVMLG1	NVMLV1
Reinvested dividends	$495,255	31,362	21,938	12	18,798	34,005	1,658	9,932

Net investment income (loss)	495,255	31,362	21,938	12	18,798	34,005	1,658	9,932

Realized gain (loss) on investments	(672,933)	35,896	(61,161)	-	(127,816)	(95,734)	417,211	14,686
Change in unrealized gain (loss) on investments	3,732,369	55,088	461,859	-	549,274	158,762	(128,681)	88,458

Net gain (loss) on investments	3,059,436	90,984	400,698	-	421,458	63,028	288,530	103,144

Reinvested capital gains	-	-	2,136	-	-	-	141,154	64,496

Net increase (decrease) in contract owners’ equity resulting from operations	$3,554,691	122,346	424,772	12	440,256	97,033	431,342	177,572

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVMMG1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2	GGTC3
Reinvested dividends	$-	28,842	-	4,849	5,078	146,060	15,952	-

Net investment income (loss)	-	28,842	-	4,849	5,078	146,060	15,952	-

Realized gain (loss) on investments	173,863	14,729	(26,020)	(1,782)	(177,549)	(60,696)	2,533	200,830
Change in unrealized gain (loss) on investments	528,904	281,717	245,764	199,674	579,620	145,060	7,639	(177,960)

Net gain (loss) on investments	702,767	296,446	219,744	197,892	402,071	84,364	10,172	22,870

Reinvested capital gains	-	87,035	-	-	-	-	2,274	-

Net increase (decrease) in contract owners’ equity resulting from operations	$702,767	412,323	219,744	202,741	407,149	230,424	28,398	22,870

Investment Activity:	GVUG1	NVOLG1	NVTIV3	EIF	NVRE1	AMTB	AVCA	AVCDI
Reinvested dividends	$-	573	57,293	40,991	67,053	104,109	3,060	-

Net investment income (loss)	-	573	57,293	40,991	67,053	104,109	3,060	-

Realized gain (loss) on investments	(61,675)	927	491,853	(227,439)	145,714	(107,178)	(21,447)	(36,628)
Change in unrealized gain (loss) on investments	79,785	42,234	(711,252)	573,340	407,184	110,485	76,003	175,399

Net gain (loss) on investments	18,110	43,161	(219,399)	345,901	552,898	3,307	54,556	138,771

Reinvested capital gains	-	3,281	328,232	-	297,296	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,110	47,015	166,126	386,892	917,247	107,416	57,616	138,771

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	ALVSVA	ACVIP2	ACVMV1	ACVV	DVSCS	DSIF	DCAP	FVMOS
Reinvested dividends	$3,877	30,391	33,987	35,028	9,471	48,668	22,684	3,944

Net investment income (loss)	3,877	30,391	33,987	35,028	9,471	48,668	22,684	3,944

Realized gain (loss) on investments	53,055	17,964	53,539	(52,675)	(240,601)	(224,340)	(32,549)	(6,413)
Change in unrealized gain (loss) on investments	156,333	46,016	190,620	256,874	707,790	558,746	174,635	3,433

Net gain (loss) on investments	209,388	63,980	244,159	204,199	467,189	334,406	142,086	(2,980)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$213,265	94,371	278,146	239,227	476,660	383,074	164,770	964

Investment Activity:	FQB	FCS	FNRS2	FEIS	FF10S	FF20S	FF30S	FGS
Reinvested dividends	$57,181	3,976	11,642	44,405	15,850	36,372	27,627	2,536

Net investment income (loss)	57,181	3,976	11,642	44,405	15,850	36,372	27,627	2,536

Realized gain (loss) on investments	6,026	(1,461,494)	(249,601)	(206,912)	(11,554)	(60,422)	(99,785)	(193,099)
Change in unrealized gain (loss) on investments	44,140	2,715,979	796,209	518,164	64,231	226,964	266,653	495,976

Net gain (loss) on investments	50,166	1,254,485	546,608	311,252	52,677	166,542	166,868	302,877

Reinvested capital gains	-	-	-	-	13,511	13,226	10,173	5,036

Net increase (decrease) in contract owners’ equity resulting from operations	$107,347	1,258,461	558,250	355,657	82,038	216,140	204,668	310,449

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FIGBS	FMCS	FOSR	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM3
Reinvested dividends	$168,097	17,186	24,133	698	109,886	28,170	43,216	29,091

Net investment income (loss)	168,097	17,186	24,133	698	109,886	28,170	43,216	29,091

Realized gain (loss) on investments	261,296	(131,608)	(121,058)	(10,233)	(52,265)	(23,300)	(292,710)	(155,283)
Change in unrealized gain (loss) on investments	21,721	1,684,806	332,508	46,672	145,850	305,711	1,381,259	447,013

Net gain (loss) on investments	283,017	1,553,198	211,450	36,439	93,585	282,411	1,088,549	291,730

Reinvested capital gains	51,988	19,731	3,549	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$503,102	1,590,115	239,132	37,137	203,471	310,581	1,131,765	320,821

Investment Activity:	TIF3	FTVGI3	FTVFA2	AMFAS	AMSRS	OVGR	OVGS3	OVHI3
Reinvested dividends	$28,506	37,953	16,482	-	261	2,345	30,046	21,421

Net investment income (loss)	28,506	37,953	16,482	-	261	2,345	30,046	21,421

Realized gain (loss) on investments	(16,392)	57,921	1,161	(6,312)	(28,086)	49,722	(61,068)	(138,134)
Change in unrealized gain (loss) on investments	136,059	260,046	57,431	28,027	176,833	59,482	410,151	167,921

Net gain (loss) on investments	119,667	317,967	58,592	21,715	148,747	109,204	349,083	29,787

Reinvested capital gains	-	6,912	62	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$148,173	362,832	75,136	21,715	149,008	111,549	379,129	51,208

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVHI	OVGI	OVSC	PMVFBA	PMVLDA	PVGIB	PVTVB	TRBCG2
Reinvested dividends	$2,214	51,049	9,100	10,543	43,891	133	38	-

Net investment income (loss)	2,214	51,049	9,100	10,543	43,891	133	38	-

Realized gain (loss) on investments	(26,941)	(667,204)	74,880	95,468	16,299	(204)	72	425,968
Change in unrealized gain (loss) on investments	29,248	1,210,329	240,830	30,717	46,514	1,294	517	(175,174)

Net gain (loss) on investments	2,307	543,125	315,710	126,185	62,813	1,090	589	250,794

Reinvested capital gains	-	-	-	4,347	12,714	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,521	594,174	324,810	141,075	119,418	1,223	627	250,794

Investment Activity:	TREI2	TRHS2	VWHAR	WRASP	WRBDP	WRGNR	WRHIP	WRMCG
Reinvested dividends	$27,708	-	-	15,358	17	-	44	-

Net investment income (loss)	27,708	-	-	15,358	17	-	44	-

Realized gain (loss) on investments	(141,629)	(4)	1,024	81,821	-	-	(1)	10
Change in unrealized gain (loss) on investments	384,689	2,823	68,087	240,946	4	53	30	77

Net gain (loss) on investments	243,060	2,819	69,111	322,767	4	53	29	87

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$270,768	2,819	69,111	338,125	21	53	73	87

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRMMP	WRPAP	WRPMP	WRPMAP	WRSTP	WRSCP	WFVSCG
Reinvested dividends	$1	-	7	-	-	-	-

Net investment income (loss)	1	-	7	-	-	-	-

Realized gain (loss) on investments	-	4	95	24	3	9	(1,345)
Change in unrealized gain (loss) on investments	-	84	(14)	33	30	75	63,136

Net gain (loss) on investments	-	88	81	57	33	84	61,791

Reinvested capital gains	-	-	11	-	8	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1	88	99	57	41	84	61,791

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		MLVGA2		JACAS		JAGTS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$3,652,131	4,300,893	30,867	4,840	5,141	234	-	-
Realized gain (loss) on investments	(6,374,010)	(33,063,291)	8,969	19,635	(136,160)	(277,126)	79	-
Change in unrealized gain (loss) on investments	34,724,516	72,232,198	91,808	17,381	258,719	896,349	9,842	-
Reinvested capital gains	1,438,658	3,073,310	15,434	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	33,441,295	46,543,110	147,078	41,856	127,700	619,457	9,921	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	46,264,093	54,445,050	343,127	94,098	293,533	301,982	31,409	-
Transfers between funds	-	-	2,259,412	310,793	35,975	378,079	151,672	-
Surrenders (note 6)	(9,873,177)	(11,954,287)	(85,835)	-	(35,751)	(178,707)	-	-
Death Benefits (note 4)	(248,382)	(119,095)	(21,649)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,521,088)	(3,192,099)	(3,473)	(3,912)	(18,584)	(7,672)	(12)	-
Deductions for surrender charges (note 2d)	(2,124,682)	(1,762,896)	(3,210)	-	(4,119)	(2,005)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,342,000)	(19,493,129)	(61,747)	(9,973)	(128,838)	(124,728)	(1,109)	-
Asset charges (note 3):	(1,016,759)	(828,784)	(4,018)	(527)	(7,479)	(5,864)	(95)	-
Adjustments to maintain reserves	(8,881)	(16,790)	(39)	1	283	48	(1)	-

Net equity transactions	12,129,124	17,077,970	2,422,568	390,480	135,020	361,133	181,864	-

Net change in contract owners’ equity	45,570,419	63,621,080	2,569,646	432,336	262,720	980,590	191,785	-
Contract owners’ equity beginning of period	231,055,415	167,434,335	432,336	-	2,222,297	1,241,707	-	-

Contract owners’ equity end of period	$276,625,834	231,055,415	3,001,982	432,336	2,485,017	2,222,297	191,785	-

CHANGES IN UNITS:
Beginning units	21,311,832	19,126,166	35,488	-	189,179	154,343	-	-
Units purchased	8,407,662	9,726,044	197,421	36,739	25,761	50,779	17,012	-
Units redeemed	(7,274,874)	(7,540,378)	(8,654)	(1,251)	(16,268)	(15,943)	(119)	-

Ending units	22,444,620	21,311,832	224,255	35,488	198,672	189,179	16,893	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JARLCS		JAIGS2		MIGIC		MVFIC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	187	28,163	17,104	3,355	4,922	96,385	63,858
Realized gain (loss) on investments	-	(4,107)	(446,304)	(1,119,854)	5,559	(36,447)	82,929	(509,906)
Change in unrealized gain (loss) on investments	-	8,335	1,535,399	3,154,294	84,758	259,043	450,437	1,739,999
Reinvested capital gains	-	-	-	117,262	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	4,415	1,117,258	2,168,806	93,672	227,518	629,751	1,293,951

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	3,592	619,217	749,565	94,774	111,407	901,685	1,031,645
Transfers between funds	-	(38,938)	(868,323)	71,384	(36,696)	(74,673)	(1,471,484)	2,360,723
Surrenders (note 6)	-	-	(128,925)	(241,509)	(40,893)	(15,480)	(220,931)	(374,728)
Death Benefits (note 4)	-	-	(13)	(2,074)	(1,122)	-	(1,826)	(3,320)
Net policy repayments (loans) (note 5)	-	-	(34,936)	(75,858)	(3,186)	(9,257)	(100,541)	6,148
Deductions for surrender charges (note 2d)	-	-	(22,037)	(13,814)	(9,508)	(9,828)	(56,356)	(25,338)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(2,167)	(329,244)	(378,743)	(51,604)	(60,797)	(395,957)	(413,784)
Asset charges (note 3):	-	(94)	(17,316)	(15,436)	(3,635)	(3,327)	(23,788)	(19,994)
Adjustments to maintain reserves	-	8	577	44	(70)	18	(86)	19

Net equity transactions	-	(37,599)	(781,000)	93,559	(51,940)	(61,937)	(1,369,284)	2,561,371

Net change in contract owners’ equity	-	(33,184)	336,258	2,262,365	41,732	165,581	(739,533)	3,855,322
Contract owners’ equity beginning of period	-	33,184	5,235,096	2,972,731	774,992	609,411	6,236,656	2,381,334

Contract owners’ equity end of period	$-	-	5,571,354	5,235,096	816,724	774,992	5,497,123	6,236,656

CHANGES IN UNITS:
Beginning units	-	5,178	410,720	417,642	69,393	76,150	538,443	252,293
Units purchased	-	673	46,617	96,579	8,675	12,746	76,830	345,004
Units redeemed	-	(5,851)	(107,737)	(103,501)	(13,049)	(19,503)	(189,755)	(58,854)

Ending units	-	-	349,600	410,720	65,019	69,393	425,518	538,443

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVIVSC		MSVFI		MSVRE		NVAGF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	33,768	125,958	-	69,777	8,521	1,789
Realized gain (loss) on investments	61	-	(9,544)	(238,666)	-	(2,257,009)	2,312	429
Change in unrealized gain (loss) on investments	9,873	-	18,428	211,927	-	2,396,141	(5,147)	2,557
Reinvested capital gains	-	-	-	-	-	-	3,220	242

Net increase (decrease) in contract owners’ equity resulting from operations	9,934	-	42,652	99,219	-	208,909	8,906	5,017

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	598	-	46,415	198,811	(43)	300,612	20,199	(202)
Transfers between funds	365,240	-	(119,252)	(1,109,422)	(98)	(2,402,512)	75,411	51,626
Surrenders (note 6)	-	-	(38,538)	(134,474)	-	(33,075)	(151)	-
Death Benefits (note 4)	-	-	-	-	-	(1,435)	-	-
Net policy repayments (loans) (note 5)	-	-	(1,991)	(11,394)	-	(13,512)	(24)	-
Deductions for surrender charges (note 2d)	-	-	(8,726)	(7,936)	-	(20,706)	(171)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(882)	-	(44,471)	(101,898)	138	(140,194)	(6,379)	(1,891)
Asset charges (note 3):	(36)	-	(2,466)	(4,401)	2	(5,031)	(440)	(95)
Adjustments to maintain reserves	(2)	-	(2)	47	1	39	(41)	3

Net equity transactions	364,918	-	(169,031)	(1,170,667)	-	(2,315,814)	88,404	49,441

Net change in contract owners’ equity	374,852	-	(126,379)	(1,071,448)	-	(2,106,905)	97,310	54,458
Contract owners’ equity beginning of period	-	-	676,906	1,748,354	-	2,106,905	54,458	-

Contract owners’ equity end of period	$374,852	-	550,527	676,906	-	-	151,768	54,458

CHANGES IN UNITS:
Beginning units	-	-	60,415	171,093	-	243,398	4,769	-
Units purchased	34,670	-	4,176	17,747	-	42,249	8,114	4,946
Units redeemed	(100)	-	(18,732)	(128,425)	-	(285,647)	(604)	(177)

Ending units	34,570	-	45,859	60,415	-	-	12,279	4,769

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVAMV1		GVAAA2		GVABD2		GVAGG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$7,637	82	19,138	616	21,880	4,345	14,559	-
Realized gain (loss) on investments	3,371	10	(24,639)	(89,723)	(17,372)	(30,204)	(108,911)	(98,712)
Change in unrealized gain (loss) on investments	78,770	457	180,824	257,234	65,420	179,114	293,657	398,285
Reinvested capital gains	10,497	494	-	19,738	-	415	-	85,513

Net increase (decrease) in contract owners’ equity resulting from operations	100,275	1,043	175,323	187,865	69,928	153,670	199,305	385,086

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	49,101	3,933	289,472	306,034	124,370	208,171	248,118	318,631
Transfers between funds	4,826,164	8,466	381,655	210,691	(505,869)	313,552	83,120	159,891
Surrenders (note 6)	(28,108)	-	(28,973)	(166,150)	(12,731)	(1,258)	(33,252)	(9,407)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(18,377)	-	(296)	(419)	(22,936)	(292)	(27,652)	(20,627)
Deductions for surrender charges (note 2d)	(1,725)	-	(4,759)	(27,947)	(3,397)	(4,708)	(7,301)	(2,688)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,775)	(408)	(124,197)	(111,713)	(69,514)	(86,087)	(104,225)	(97,986)
Asset charges (note 3):	(1,168)	(19)	(5,855)	(3,945)	(4,226)	(4,236)	(6,629)	(4,482)
Adjustments to maintain reserves	(7)	2	(9)	47	1	43	(965)	27

Net equity transactions	4,807,105	11,974	507,038	206,598	(494,302)	425,185	151,214	343,359

Net change in contract owners’ equity	4,907,380	13,017	682,361	394,463	(424,374)	578,855	350,519	728,445
Contract owners’ equity beginning of period	13,017	-	1,084,703	690,240	1,487,587	908,732	1,632,504	904,059

Contract owners’ equity end of period	$4,920,397	13,017	1,767,064	1,084,703	1,063,213	1,487,587	1,983,023	1,632,504

CHANGES IN UNITS:
Beginning units	1,036	-	111,694	87,717	135,604	92,901	151,519	118,818
Units purchased	348,976	1,078	70,085	59,820	12,741	59,699	35,609	49,769
Units redeemed	(4,868)	(42)	(19,341)	(35,843)	(56,903)	(16,996)	(21,762)	(17,068)

Ending units	345,144	1,036	162,438	111,694	91,442	135,604	165,366	151,519

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAGR2		GVAGI2		HIBF3		GEM3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,157	-	8,386	-	338,014	267,370	2,547	26,655
Realized gain (loss) on investments	(380,278)	(841,806)	(8,517)	(30,468)	226,439	(226,235)	(416,922)	(377,176)
Change in unrealized gain (loss) on investments	898,480	1,393,977	104,096	147,336	(114,314)	1,004,233	924,400	1,378,106
Reinvested capital gains	-	325,360	-	10,887	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	523,359	877,531	103,965	127,755	450,139	1,045,368	510,025	1,027,585

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	446,030	438,819	87,983	126,698	521,132	284,562	447,690	456,399
Transfers between funds	(385,571)	(41,923)	153,729	238,661	1,809,298	161,470	503,203	349,932
Surrenders (note 6)	(117,672)	(265,470)	(644)	-	(190,642)	(123,701)	(148,126)	(70,766)
Death Benefits (note 4)	(18,515)	-	-	-	-	-	(1,197)	-
Net policy repayments (loans) (note 5)	(83,075)	(15,508)	(400)	(2,367)	(348,266)	(14,404)	(70,512)	(7,726)
Deductions for surrender charges (note 2d)	(16,212)	(15,652)	(629)	(386)	(18,763)	(11,235)	(22,066)	(24,653)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(192,469)	(212,967)	(64,735)	(52,056)	(185,806)	(142,190)	(206,539)	(197,755)
Asset charges (note 3):	(11,546)	(10,033)	(3,595)	(2,110)	(13,978)	(9,370)	(11,926)	(8,415)
Adjustments to maintain reserves	(12)	55	(15)	24	1	16	232	50

Net equity transactions	(379,042)	(122,679)	171,694	308,464	1,572,976	145,148	490,759	497,066

Net change in contract owners’ equity	144,317	754,852	275,659	436,219	2,023,115	1,190,516	1,000,784	1,524,651
Contract owners’ equity beginning of period	3,342,647	2,587,795	761,058	324,839	2,922,982	1,732,466	2,975,257	1,450,606

Contract owners’ equity end of period	$3,486,964	3,342,647	1,036,717	761,058	4,946,097	2,922,982	3,976,041	2,975,257

CHANGES IN UNITS:
Beginning units	372,264	399,966	95,045	53,018	231,384	200,335	162,697	129,682
Units purchased	45,347	62,368	30,441	50,846	170,942	55,154	48,469	53,329
Units redeemed	(89,049)	(90,070)	(8,819)	(8,819)	(56,326)	(24,105)	(24,076)	(20,314)

Ending units	328,562	372,264	116,667	95,045	346,000	231,384	187,090	162,697

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVIE6		GEF3		NVNMO1		NVNSR2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,071	351	68	1	1,417	337	16,730	14,422
Realized gain (loss) on investments	11,853	(1,054)	5	8	11,946	21,114	(74,747)	(685,995)
Change in unrealized gain (loss) on investments	76,789	74,257	584	-	15,305	89,253	690,239	1,591,994
Reinvested capital gains	-	-	-	-	58,918	1,066	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	94,713	73,554	657	9	87,586	111,770	632,222	920,421

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	103,195	56,112	346	144	88,581	30,825	558,528	1,025,413
Transfers between funds	12,895	558,817	10,038	238	73,775	358,697	(2,087,902)	(1,146,125)
Surrenders (note 6)	(23,420)	(8,019)	-	(1)	(3,519)	-	(74,125)	(221,438)
Death Benefits (note 4)	-	-	-	-	-	-	(33)	(4,403)
Net policy repayments (loans) (note 5)	(5,188)	(5,730)	-	-	(604)	-	(19,653)	16,597
Deductions for surrender charges (note 2d)	(7,106)	(1,746)	-	-	(1,181)	-	(31,669)	(25,384)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(50,730)	(22,722)	(197)	(23)	(12,788)	(3,533)	(242,070)	(395,277)
Asset charges (note 3):	(2,845)	(1,097)	(12)	-	(1,279)	(459)	(13,974)	(16,230)
Adjustments to maintain reserves	(62)	3,572	7	(5)	(665)	5	(134)	36

Net equity transactions	26,739	579,187	10,182	353	142,320	385,535	(1,911,032)	(766,811)

Net change in contract owners’ equity	121,452	652,741	10,839	362	229,906	497,305	(1,278,810)	153,610
Contract owners’ equity beginning of period	670,686	17,945	362	-	499,616	2,311	3,622,079	3,468,469

Contract owners’ equity end of period	$792,138	670,686	11,201	362	729,522	499,616	2,343,269	3,622,079

CHANGES IN UNITS:
Beginning units	94,063	3,258	27	-	63,027	446	446,731	561,555
Units purchased	17,342	95,790	746	29	20,175	63,133	84,248	156,912
Units redeemed	(13,091)	(4,985)	(23)	(2)	(3,596)	(552)	(297,079)	(271,736)

Ending units	98,314	94,063	750	27	79,606	63,027	233,900	446,731

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCRA1		NVCRB1		NVCCA1		NVCCN1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$3,729	4,351	7,248	7,811	15,121	13,454	1,907	3,242
Realized gain (loss) on investments	27,027	(25,161)	55,297	(368)	19,260	(9,565)	3,806	541
Change in unrealized gain (loss) on investments	35,923	156,908	12,796	60,740	212,379	171,205	1,205	11,813
Reinvested capital gains	110,359	148	-	-	102	-	4,360	273

Net increase (decrease) in contract owners’ equity resulting from operations	177,038	136,246	75,341	68,183	246,862	175,094	11,278	15,869

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	377,706	277,743	554,726	180,653	654,207	280,819	8,309	15,035
Transfers between funds	544,362	239,490	447,766	159,634	925,587	390,169	258,261	115,571
Surrenders (note 6)	(2,372)	(36,861)	(273,444)	(347)	(21,293)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(81,224)	(1,550)	248	-	(25,831)	(156)	(71)	(8,008)
Deductions for surrender charges (note 2d)	(2,265)	(37,258)	(21,349)	-	(9,036)	-	-	(718)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(101,325)	(61,776)	(58,860)	(25,666)	(184,448)	(86,247)	(15,467)	(9,120)
Asset charges (note 3):	(5,272)	(2,251)	(2,879)	(1,185)	(8,922)	(3,390)	(875)	(529)
Adjustments to maintain reserves	(113)	5	1	(3)	11	10	6	10

Net equity transactions	729,497	377,542	646,209	313,086	1,330,275	581,205	250,163	112,241

Net change in contract owners’ equity	906,535	513,788	721,550	381,269	1,577,137	756,299	261,441	128,110
Contract owners’ equity beginning of period	674,682	160,894	516,128	134,859	1,118,207	361,908	157,157	29,047

Contract owners’ equity end of period	$1,581,217	674,682	1,237,678	516,128	2,695,344	1,118,207	418,598	157,157

CHANGES IN UNITS:
Beginning units	81,328	25,077	53,802	16,853	123,901	49,825	15,182	3,177
Units purchased	107,167	76,339	100,466	40,021	168,319	85,534	24,929	13,850
Units redeemed	(22,753)	(20,088)	(37,468)	(3,072)	(26,645)	(11,458)	(2,271)	(1,845)

Ending units	165,742	81,328	116,800	53,802	265,575	123,901	37,840	15,182

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCMD1		NVCMA1		NVCMC1		NVCBD1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$38,927	30,445	71,461	72,899	5,244	4,543	34,012	26,217
Realized gain (loss) on investments	41,599	(6,223)	(24,315)	(107,253)	13,101	18,536	49,135	7,613
Change in unrealized gain (loss) on investments	490,896	283,899	1,488,592	1,231,367	19,685	7,088	10,429	(5,869)
Reinvested capital gains	-	99	-	2,488	722	150	10,661	6,892

Net increase (decrease) in contract owners’ equity resulting from operations	571,422	308,220	1,535,738	1,199,501	38,752	30,317	104,237	34,853

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	979,733	659,783	2,186,488	1,347,632	104,551	28,987	211,691	112,138
Transfers between funds	2,854,949	708,936	5,069,237	2,682,859	59,062	138,933	(566,299)	1,326,320
Surrenders (note 6)	(38,967)	52	(37,098)	1,977	-	-	(122,083)	(56,846)
Death Benefits (note 4)	(36,284)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(20,328)	(21,665)	(49,901)	(42,353)	(151)	(16,064)	(54,518)	12,934
Deductions for surrender charges (note 2d)	(11,961)	(2,194)	(31,827)	(3,398)	-	(64)	(4,912)	(4,539)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(281,988)	(117,460)	(788,518)	(513,323)	(26,548)	(9,884)	(83,885)	(46,729)
Asset charges (note 3):	(15,984)	(5,719)	(44,434)	(17,574)	(1,586)	(659)	(5,015)	(2,479)
Adjustments to maintain reserves	(1,337)	23	(755)	(2,219)	4	10	(1)	17

Net equity transactions	3,427,833	1,221,756	6,303,192	3,453,601	135,332	141,259	(625,022)	1,340,816

Net change in contract owners’ equity	3,999,255	1,529,976	7,838,930	4,653,102	174,084	171,576	(520,785)	1,375,669
Contract owners’ equity beginning of period	2,507,184	977,208	6,825,473	2,172,371	267,639	96,063	1,485,891	110,222

Contract owners’ equity end of period	$6,506,439	2,507,184	14,664,403	6,825,473	441,723	267,639	965,106	1,485,891

CHANGES IN UNITS:
Beginning units	269,438	128,126	781,162	314,977	27,163	11,469	137,344	11,083
Units purchased	400,169	180,564	802,004	543,701	16,392	18,646	17,870	135,913
Units redeemed	(42,078)	(39,252)	(104,446)	(77,516)	(2,544)	(2,952)	(71,887)	(9,652)

Ending units	627,529	269,438	1,478,720	781,162	41,011	27,163	83,327	137,344

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVLCP1		TRF		GBF		GVGHS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,308	2,210	28,613	52,434	164,202	223,596	2,734	1,649
Realized gain (loss) on investments	2,713	389	(746,843)	(1,896,895)	88,630	124,408	29,817	(72,453)
Change in unrealized gain (loss) on investments	(1,058)	406	1,081,431	2,652,792	(106,552)	(289,871)	(17,278)	202,212
Reinvested capital gains	2,238	1,678	-	-	150,724	106,488	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,201	4,683	363,201	808,331	297,004	164,621	15,273	131,408

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,026	10,665	566,746	1,044,017	1,301,811	1,435,231	20,021	80,873
Transfers between funds	1,900	72,538	(1,943,439)	(1,322,818)	(4,292,782)	172,095	(820,672)	228,029
Surrenders (note 6)	-	-	(86,397)	(245,376)	(135,735)	(471,778)	(2,032)	(54,124)
Death Benefits (note 4)	-	-	(25)	(4,485)	(1,559)	(4,277)	-	-
Net policy repayments (loans) (note 5)	-	-	(16,978)	8,980	(34,323)	(20,351)	(19,512)	(3,365)
Deductions for surrender charges (note 2d)	-	-	(35,036)	(28,301)	(43,518)	(38,845)	(1,957)	(3,706)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,524)	(2,297)	(263,785)	(433,550)	(392,195)	(577,395)	(17,197)	(58,942)
Asset charges (note 3):	(361)	(169)	(13,958)	(17,396)	(21,834)	(26,487)	(878)	(2,179)
Adjustments to maintain reserves	(9)	4	(126)	20	(804)	67	(10)	37

Net equity transactions	(968)	80,741	(1,792,998)	(998,909)	(3,620,939)	468,260	(842,237)	186,623

Net change in contract owners’ equity	5,233	85,424	(1,429,797)	(190,578)	(3,323,935)	632,881	(826,964)	318,031
Contract owners’ equity beginning of period	94,685	9,261	3,704,182	3,894,760	7,333,730	6,700,849	826,964	508,933

Contract owners’ equity end of period	$99,918	94,685	2,274,385	3,704,182	4,009,795	7,333,730	-	826,964

CHANGES IN UNITS:
Beginning units	8,162	931	376,462	499,130	581,783	545,866	74,335	54,491
Units purchased	1,852	7,455	58,106	128,485	89,276	175,557	1,844	28,195
Units redeemed	(2,065)	(224)	(230,821)	(251,153)	(367,479)	(139,640)	(76,179)	(8,351)

Ending units	7,949	8,162	203,747	376,462	303,580	581,783	-	74,335

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVIX6		GVIDA		NVDBL2		NVDCA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$9,483	11,093	90,456	46,251	1,597	20	695	150
Realized gain (loss) on investments	(42,000)	(41,853)	(575,118)	(829,798)	681	1	906	62
Change in unrealized gain (loss) on investments	65,244	141,374	1,299,706	1,740,335	17,577	25	11,497	1,084
Reinvested capital gains	-	-	-	263,850	634	23	289	71

Net increase (decrease) in contract owners’ equity resulting from operations	32,727	110,614	815,044	1,220,638	20,489	69	13,387	1,367

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	40,024	44,348	1,150,005	1,310,058	54,589	2,889	15,103	1,173
Transfers between funds	(45,358)	45,739	325,457	206,366	378,304	601	219,529	12,197
Surrenders (note 6)	(24,849)	(30,110)	(114,375)	(124,123)	1	-	-	-
Death Benefits (note 4)	-	-	-	(374)	-	-	-	-
Net policy repayments (loans) (note 5)	(21,263)	(5,234)	(131,892)	(34,037)	23	-	(5)	-
Deductions for surrender charges (note 2d)	(1,387)	(167)	(72,915)	(110,262)	(12)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,765)	(17,398)	(481,098)	(512,804)	(25,196)	(307)	(11,691)	(990)
Asset charges (note 3):	(1,543)	(1,407)	(26,091)	(20,489)	(623)	(8)	(433)	(41)
Adjustments to maintain reserves	(35)	21	(231)	42	(10)	4	(1)	-

Net equity transactions	(71,176)	35,792	648,860	714,377	407,076	3,179	222,502	12,339

Net change in contract owners’ equity	(38,449)	146,406	1,463,904	1,935,015	427,565	3,248	235,889	13,706
Contract owners’ equity beginning of period	515,979	369,573	5,485,075	3,550,060	3,248	-	13,706	-

Contract owners’ equity end of period	$477,530	515,979	6,948,979	5,485,075	430,813	3,248	249,595	13,706

CHANGES IN UNITS:
Beginning units	58,676	54,054	500,629	412,170	279	-	1,123	-
Units purchased	3,264	8,971	131,044	182,331	35,633	306	18,080	1,211
Units redeemed	(11,445)	(4,349)	(78,369)	(93,872)	(2,209)	(27)	(948)	(88)

Ending units	50,495	58,676	553,304	500,629	33,703	279	18,255	1,123

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVIDC		GVIDM		GVDMA		GVDMC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$25,181	18,652	309,356	187,639	495,255	230,189	31,362	20,419
Realized gain (loss) on investments	9,255	(34,815)	(360,413)	(1,112,409)	(672,933)	(604,474)	35,896	(148,780)
Change in unrealized gain (loss) on investments	30,217	109,713	1,894,154	2,834,268	3,732,369	3,984,243	55,088	301,058
Reinvested capital gains	3,328	5,662	-	300,437	-	846,572	-	18,631

Net increase (decrease) in contract owners’ equity resulting from operations	67,981	99,212	1,843,097	2,209,935	3,554,691	4,456,530	122,346	191,328

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	234,524	443,829	3,054,390	3,619,307	6,631,277	6,435,178	202,079	226,308
Transfers between funds	(163,358)	169,191	2,709,131	(190,205)	3,411,425	2,368,030	111,684	487,572
Surrenders (note 6)	(1,885)	(37,211)	(154,223)	(683,306)	(1,152,247)	(526,408)	(90,427)	(85,964)
Death Benefits (note 4)	-	-	(13,057)	-	(1,046)	-	-	-
Net policy repayments (loans) (note 5)	(24,525)	16,962	(2,902)	(6,695)	(129,341)	(41,048)	4,765	(8,428)
Deductions for surrender charges (note 2d)	(1,432)	(3,931)	(81,083)	(96,267)	(211,143)	(173,763)	(10,684)	(844)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(100,082)	(104,827)	(1,009,947)	(1,041,841)	(2,241,058)	(2,175,367)	(172,291)	(164,535)
Asset charges (note 3):	(5,632)	(4,826)	(53,388)	(41,125)	(118,432)	(83,214)	(6,041)	(4,880)
Adjustments to maintain reserves	3	32	(415)	73	(333)	57	(32)	34

Net equity transactions	(62,387)	479,219	4,448,506	1,559,941	6,189,102	5,803,465	39,053	449,263

Net change in contract owners’ equity	5,594	578,431	6,291,603	3,769,876	9,743,793	10,259,995	161,399	640,591
Contract owners’ equity beginning of period	1,194,646	616,215	14,414,534	10,644,658	23,950,198	13,690,203	1,461,573	820,982

Contract owners’ equity end of period	$1,200,240	1,194,646	20,706,137	14,414,534	33,693,991	23,950,198	1,622,972	1,461,573

CHANGES IN UNITS:
Beginning units	100,540	56,571	1,256,347	1,105,303	2,120,083	1,507,466	124,419	80,064
Units purchased	20,063	56,811	483,839	384,031	789,048	919,623	28,569	66,494
Units redeemed	(25,213)	(12,842)	(113,044)	(232,987)	(265,762)	(307,006)	(25,672)	(22,139)

Ending units	95,390	100,540	1,627,142	1,256,347	2,643,369	2,120,083	127,316	124,419

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MCIF		SAM		NVMIG3		GVDIV3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$21,938	12,137	12	5,894	18,798	41,759	34,005	35,300
Realized gain (loss) on investments	(61,161)	(171,567)	-	-	(127,816)	(513,061)	(95,734)	(2,136,668)
Change in unrealized gain (loss) on investments	461,859	504,435	-	-	549,274	1,537,348	158,762	2,389,715
Reinvested capital gains	2,136	39,595	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	424,772	384,600	12	5,894	440,256	1,066,046	97,033	288,347

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	281,786	294,533	3,673,669	8,193,487	574,050	935,184	239,329	389,927
Transfers between funds	72,915	78,347	(1,773,267)	(6,654,579)	(1,889,435)	(936,288)	(10,402)	(1,373,756)
Surrenders (note 6)	(147,076)	(102,042)	(1,492,063)	(2,521,733)	(91,048)	(209,598)	(48,333)	(63,230)
Death Benefits (note 4)	(1,144)	-	60,014	(61,321)	(36)	(4,709)	(1,095)	(319)
Net policy repayments (loans) (note 5)	(12,963)	3,190	(6,063)	(1,103,493)	(29,019)	21,989	(8,237)	(6,971)
Deductions for surrender charges (note 2d)	(30,348)	(11,415)	(177,104)	(230,764)	(44,979)	(23,605)	(11,186)	(15,828)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(112,501)	(110,324)	(1,252,696)	(1,659,173)	(259,457)	(393,182)	(101,645)	(164,353)
Asset charges (note 3):	(7,113)	(5,147)	(69,699)	(73,577)	(13,811)	(15,937)	(5,944)	(7,133)
Adjustments to maintain reserves	(547)	35	-	(19,486)	(162)	36	(100)	26

Net equity transactions	43,009	147,177	(1,037,209)	(4,130,639)	(1,753,897)	(626,110)	52,387	(1,241,637)

Net change in contract owners’ equity	467,781	531,777	(1,037,197)	(4,124,745)	(1,313,641)	439,936	149,420	(953,290)
Contract owners’ equity beginning of period	1,583,918	1,052,141	9,710,749	13,835,494	3,764,582	3,324,646	1,428,289	2,381,579

Contract owners’ equity end of period	$2,051,699	1,583,918	8,673,552	9,710,749	2,450,941	3,764,582	1,577,709	1,428,289

CHANGES IN UNITS:
Beginning units	134,098	121,817	845,733	1,205,473	449,282	541,439	141,665	306,702
Units purchased	28,479	33,586	329,704	636,364	71,788	138,646	30,114	53,678
Units redeemed	(24,938)	(21,305)	(420,037)	(996,104)	(264,566)	(230,803)	(24,307)	(218,715)

Ending units	137,639	134,098	755,400	845,733	256,504	449,282	147,472	141,665

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLG1		NVMLV1		NVMMG1		NVMMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,658	8,886	9,932	6,428	-	-	28,842	20,922
Realized gain (loss) on investments	417,211	38,122	14,686	8,697	173,863	(240,490)	14,729	(576,877)
Change in unrealized gain (loss) on investments	(128,681)	506,662	88,458	112,093	528,904	864,423	281,717	1,102,401
Reinvested capital gains	141,154	-	64,496	-	-	-	87,035	-

Net increase (decrease) in contract owners’ equity resulting from operations	431,342	553,670	177,572	127,218	702,767	623,933	412,323	546,446

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	508,474	280,527	185,404	57,057	483,071	581,396	464,537	568,399
Transfers between funds	435,671	2,025,627	121,265	1,120,891	(1,092,557)	1,084,449	(1,213,991)	(699,418)
Surrenders (note 6)	(178,886)	(53,410)	(38,992)	(15,854)	(95,930)	(109,277)	(90,443)	(117,442)
Death Benefits (note 4)	(23,251)	(2,010)	-	-	(15,737)	(2,539)	(33)	(2,839)
Net policy repayments (loans) (note 5)	1,012	18,885	(6,955)	(20,099)	(8,952)	7,390	(12,637)	10,412
Deductions for surrender charges (note 2d)	(42,814)	(7,643)	(19,438)	(11,344)	(36,982)	(14,564)	(32,428)	(14,063)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(244,568)	(122,564)	(95,361)	(39,310)	(224,585)	(245,765)	(200,413)	(226,933)
Asset charges (note 3):	(12,814)	(5,535)	(5,630)	(2,063)	(12,108)	(10,305)	(10,939)	(9,468)
Adjustments to maintain reserves	(192)	26	(68)	25	(328)	(1,395)	(97)	77

Net equity transactions	442,632	2,133,903	140,225	1,089,303	(1,004,108)	1,289,390	(1,096,444)	(491,275)

Net change in contract owners’ equity	873,974	2,687,573	317,797	1,216,521	(301,341)	1,913,323	(684,121)	55,171
Contract owners’ equity beginning of period	2,696,292	8,719	1,217,436	915	3,002,712	1,089,389	2,634,379	2,579,208

Contract owners’ equity end of period	$3,570,266	2,696,292	1,535,233	1,217,436	2,701,371	3,002,712	1,950,258	2,634,379

CHANGES IN UNITS:
Beginning units	326,437	1,370	150,094	144	376,145	173,477	298,784	381,658
Units purchased	113,571	348,231	37,978	161,989	57,985	252,242	47,969	77,335
Units redeemed	(65,798)	(23,164)	(20,641)	(12,039)	(167,293)	(49,574)	(161,858)	(160,209)

Ending units	374,210	326,437	167,431	150,094	266,837	376,145	184,895	298,784

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCGF		SCVF		SCF		MSBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	4,849	3,483	5,078	3,378	146,060	203,559
Realized gain (loss) on investments	(26,020)	(133,168)	(1,782)	(461,089)	(177,549)	(678,263)	(60,696)	(104,617)
Change in unrealized gain (loss) on investments	245,764	266,265	199,674	540,737	579,620	1,068,584	145,060	345,255
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	219,744	133,097	202,741	83,131	407,149	393,699	230,424	444,197

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	87,760	104,629	113,003	155,470	263,885	312,769	220,449	278,151
Transfers between funds	161,040	(41,959)	(63,546)	(428,873)	(14,867)	(339,936)	(70,454)	267,343
Surrenders (note 6)	(14,136)	(10,629)	(65,588)	(16,488)	(131,532)	(20,338)	(72,369)	(91,987)
Death Benefits (note 4)	(559)	-	-	-	(359)	-	-	-
Net policy repayments (loans) (note 5)	(4,730)	(4,858)	(15,643)	(7,954)	(6,016)	(20,661)	(100,123)	(20,967)
Deductions for surrender charges (note 2d)	(2,919)	(3,884)	(10,984)	(4,264)	(20,863)	(15,307)	(8,696)	(3,489)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,431)	(50,382)	(54,656)	(58,060)	(124,984)	(139,186)	(123,628)	(126,204)
Asset charges (note 3):	(3,274)	(2,324)	(3,500)	(3,121)	(7,753)	(6,228)	(9,533)	(8,520)
Adjustments to maintain reserves	(5)	26	(2)	20	(32)	47	(3)	42

Net equity transactions	169,746	(9,381)	(100,916)	(363,270)	(42,521)	(228,840)	(164,357)	294,369

Net change in contract owners’ equity	389,490	123,716	101,825	(280,139)	364,628	164,859	66,067	738,566
Contract owners’ equity beginning of period	670,767	547,051	815,083	1,095,222	1,688,034	1,523,175	2,335,049	1,596,483

Contract owners’ equity end of period	$1,060,257	670,767	916,908	815,083	2,052,662	1,688,034	2,401,116	2,335,049

CHANGES IN UNITS:
Beginning units	77,220	80,272	80,738	136,928	153,968	187,143	202,323	172,052
Units purchased	29,400	17,779	11,616	21,192	23,960	34,062	16,769	46,013
Units redeemed	(9,321)	(20,831)	(20,615)	(77,382)	(28,528)	(67,237)	(30,962)	(15,742)

Ending units	97,299	77,220	71,739	80,738	149,400	153,968	188,130	202,323

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVSTB2		GGTC3		GVUG1		NVOLG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$15,952	13,624	-	-	-	-	573	-
Realized gain (loss) on investments	2,533	4,438	200,830	(89,240)	(61,675)	(97,921)	927	179
Change in unrealized gain (loss) on investments	7,639	(3,946)	(177,960)	307,148	79,785	167,187	42,234	12
Reinvested capital gains	2,274	3,593	-	-	-	-	3,281	3

Net increase (decrease) in contract owners’ equity resulting from operations	28,398	17,709	22,870	217,908	18,110	69,266	47,015	194

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	199,076	91,056	45,140	115,164	17,971	62,301	73,821	185
Transfers between funds	(50,301)	1,090,689	(837,957)	296,874	(371,009)	(3,562)	12,793,156	806
Surrenders (note 6)	(40,592)	(47,943)	(2,610)	(812)	(406)	(51,423)	(25,138)	(866)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(18,971)	6,864	(2,933)	(4,289)	(434)	(1,183)	(12,663)	-
Deductions for surrender charges (note 2d)	(9,648)	(976)	(2,070)	(614)	(41)	(6,684)	(4,519)	(107)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,188)	(30,492)	(17,171)	(40,313)	(12,439)	(40,579)	(48,729)	(50)
Asset charges (note 3):	(4,249)	(1,889)	(924)	(1,717)	(534)	(1,506)	(2,959)	(3)
Adjustments to maintain reserves	(34)	14	57	8	2	22	2	(2)

Net equity transactions	6,093	1,107,323	(818,468)	364,301	(366,890)	(42,614)	12,772,971	(37)

Net change in contract owners’ equity	34,491	1,125,032	(795,598)	582,209	(348,780)	26,652	12,819,986	157
Contract owners’ equity beginning of period	1,189,594	64,562	795,598	213,389	348,780	322,128	157	-

Contract owners’ equity end of period	$1,224,085	1,189,594	-	795,598	-	348,780	12,820,143	157

CHANGES IN UNITS:
Beginning units	111,697	6,493	61,728	25,239	33,539	38,980	12	-
Units purchased	27,442	111,934	2,063	41,259	1,725	6,889	908,891	96
Units redeemed	(26,919)	(6,730)	(63,791)	(4,770)	(35,264)	(12,330)	(6,653)	(84)

Ending units	112,220	111,697	-	61,728	-	33,539	902,250	12

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVTIV3		EIF		NVRE1		AMTB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$57,293	13,870	40,991	27,875	67,053	25,332	104,109	146,830
Realized gain (loss) on investments	491,853	97,611	(227,439)	(804,962)	145,714	3,651	(107,178)	(294,061)
Change in unrealized gain (loss) on investments	(711,252)	782,643	573,340	1,362,714	407,184	456,244	110,485	418,785
Reinvested capital gains	328,232	7,523	-	-	297,296	9,788	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	166,126	901,647	386,892	585,627	917,247	495,015	107,416	271,554

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	655,099	519,319	456,879	598,838	450,924	203,881	349,517	419,660
Transfers between funds	(2,541,418)	3,320,361	(340,456)	(567,330)	102,205	2,444,730	(809,062)	(969,926)
Surrenders (note 6)	(93,822)	(102,418)	(100,907)	(99,994)	(201,717)	(66,170)	(46,154)	(351,557)
Death Benefits (note 4)	(38)	(3,928)	(20)	(1,664)	-	-	-	(356)
Net policy repayments (loans) (note 5)	(18,983)	46,824	(16,021)	(9,215)	(75,535)	(7,814)	(7,221)	(12,243)
Deductions for surrender charges (note 2d)	(40,807)	(13,197)	(32,599)	(24,087)	(78,197)	(12,706)	(12,416)	(28,121)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(288,556)	(210,635)	(212,508)	(250,684)	(238,152)	(97,820)	(148,784)	(223,710)
Asset charges (note 3):	(15,325)	(9,663)	(12,309)	(11,094)	(13,380)	(4,630)	(8,111)	(9,443)
Adjustments to maintain reserves	(165)	2	(120)	27	(245)	7	2	33

Net equity transactions	(2,344,015)	3,546,665	(258,061)	(365,203)	(54,097)	2,459,478	(682,229)	(1,175,663)

Net change in contract owners’ equity	(2,177,889)	4,448,312	128,831	220,424	863,150	2,954,493	(574,813)	(904,109)
Contract owners’ equity beginning of period	4,448,312	-	2,433,819	2,213,395	3,059,993	105,500	2,048,096	2,952,205

Contract owners’ equity end of period	$2,270,423	4,448,312	2,562,650	2,433,819	3,923,143	3,059,993	1,473,283	2,048,096

CHANGES IN UNITS:
Beginning units	341,276	-	249,468	291,644	414,176	18,683	188,350	307,675
Units purchased	54,721	365,679	48,551	76,921	73,333	419,141	30,840	41,725
Units redeemed	(232,203)	(24,403)	(71,130)	(119,097)	(79,609)	(23,648)	(90,503)	(161,050)

Ending units	163,794	341,276	226,889	249,468	407,900	414,176	128,687	188,350

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVBVI		AVCA		AVCDI		ALVSVA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	3,060	2,122	-	-	3,877	3,430
Realized gain (loss) on investments	-	(843,901)	(21,447)	(32,348)	(36,628)	(80,049)	53,055	(4,328)
Change in unrealized gain (loss) on investments	-	1,146,455	76,003	96,524	175,399	290,139	156,333	105,502
Reinvested capital gains	-	-	-	-	-	-	-	13,385

Net increase (decrease) in contract owners’ equity resulting from operations	-	302,554	57,616	66,298	138,771	210,090	213,265	117,989

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(294)	145,959	67,777	76,065	97,341	107,066	165,448	22,784
Transfers between funds	319	(1,189,019)	4,039	(21,300)	(1,373)	7,811	278,774	474,059
Surrenders (note 6)	-	(32,022)	(25,879)	(23,580)	(16,839)	(4,987)	(46,218)	-
Death Benefits (note 4)	-	-	(1,136)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(26)	(10,159)	(1,912)	1,077	(3,307)	(6,445)	(5,061)	(3,669)
Deductions for surrender charges (note 2d)	-	(6,519)	(9,831)	(6,999)	(5,272)	(5,278)	(335)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	1	(63,124)	(28,982)	(32,734)	(48,512)	(50,843)	(31,076)	(13,839)
Asset charges (note 3):	-	(2,637)	(1,623)	(1,395)	(3,212)	(2,605)	(2,222)	(719)
Adjustments to maintain reserves	-	25	(8)	32	(12)	27	(1)	26

Net equity transactions	-	(1,157,496)	2,445	(8,834)	18,814	44,746	359,309	478,642

Net change in contract owners’ equity	-	(854,942)	60,061	57,464	157,585	254,836	572,574	596,631
Contract owners’ equity beginning of period	-	854,942	372,087	314,623	718,281	463,445	640,863	44,232

Contract owners’ equity end of period	$-	-	432,148	372,087	875,866	718,281	1,213,437	640,863

CHANGES IN UNITS:
Beginning units	-	143,984	40,509	41,473	66,497	61,084	71,632	7,063
Units purchased	-	24,065	7,614	9,801	9,145	13,649	39,375	67,167
Units redeemed	-	(168,049)	(7,385)	(10,765)	(7,375)	(8,236)	(4,133)	(2,598)

Ending units	-	-	40,738	40,509	68,267	66,497	106,874	71,632

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVIP2		ACVMV1		ACVU1		ACVV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$30,391	22,377	33,987	54,147	-	644	35,028	127,271
Realized gain (loss) on investments	17,964	(19,700)	53,539	(192,851)	-	(64,913)	(52,675)	(378,824)
Change in unrealized gain (loss) on investments	46,016	127,641	190,620	640,332	-	105,591	256,874	712,621
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	94,371	130,318	278,146	501,628	-	41,322	239,227	461,068

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	168,508	266,840	214,275	295,229	(61)	32,000	266,358	449,322
Transfers between funds	850,932	255,240	(346,910)	236,468	(226)	(245,742)	(2,927,833)	112,604
Surrenders (note 6)	(196,950)	(50,359)	(85,680)	(91,686)	-	(1,340)	(101,778)	(179,779)
Death Benefits (note 4)	-	-	(1,120)	(1,719)	-	-	(1,102)	-
Net policy repayments (loans) (note 5)	1,508	(11,708)	(27,971)	(2,093)	-	(1,387)	(37,900)	(6,386)
Deductions for surrender charges (note 2d)	(5,630)	(6,107)	(26,946)	(6,736)	-	(1,230)	(25,276)	(42,352)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(112,249)	(107,036)	(101,515)	(110,427)	289	(18,211)	(163,340)	(205,073)
Asset charges (note 3):	(6,604)	(5,062)	(5,770)	(5,217)	(2)	(658)	(8,861)	(9,079)
Adjustments to maintain reserves	(193)	(236)	3	56	-	23	4	44

Net equity transactions	699,322	341,572	(381,634)	313,875	-	(236,545)	(2,999,728)	119,301

Net change in contract owners’ equity	793,693	471,890	(103,488)	815,503	-	(195,223)	(2,760,501)	580,369
Contract owners’ equity beginning of period	1,426,666	954,776	1,827,525	1,012,022	-	195,223	2,760,501	2,180,132

Contract owners’ equity end of period	$2,220,359	1,426,666	1,724,037	1,827,525	-	-	-	2,760,501

CHANGES IN UNITS:
Beginning units	116,432	85,880	139,706	100,531	-	27,402	262,089	248,102
Units purchased	68,862	42,460	15,018	55,466	1	4,582	25,197	67,570
Units redeemed	(12,912)	(11,908)	(44,207)	(16,291)	(1)	(31,984)	(287,286)	(53,583)

Ending units	172,382	116,432	110,517	139,706	-	-	-	262,089

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVVS1		DVSCS		DSIF		DCAP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	9,471	24,791	48,668	46,398	22,684	24,026
Realized gain (loss) on investments	-	(347,715)	(240,601)	(186,651)	(224,340)	(497,803)	(32,549)	(254,556)
Change in unrealized gain (loss) on investments	-	376,342	707,790	251,528	558,746	932,133	174,635	398,284
Reinvested capital gains	-	-	-	168,055	-	134,403	-	70,107

Net increase (decrease) in contract owners’ equity resulting from operations	-	28,627	476,660	257,723	383,074	615,131	164,770	237,861

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(10)	56,824	315,478	285,085	747,661	518,314	176,640	350,399
Transfers between funds	(64)	(458,206)	325,749	64,120	(26,957)	(195,816)	(33,413)	(92,558)
Surrenders (note 6)	-	(42,018)	(59,695)	(57,389)	(469,507)	(64,173)	(55,804)	(30,568)
Death Benefits (note 4)	-	-	(1,126)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	(32)	(21,338)	(2,886)	(26,525)	5,233	(3,299)	(10,398)
Deductions for surrender charges (note 2d)	-	(1,530)	(18,487)	(18,426)	(42,526)	(29,861)	(12,322)	(10,196)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	73	(27,141)	(142,272)	(105,969)	(217,302)	(237,657)	(61,959)	(66,249)
Asset charges (note 3):	2	(995)	(8,370)	(4,892)	(10,368)	(8,960)	(4,792)	(3,913)
Adjustments to maintain reserves	(1)	22	(568)	38	(4)	50	(662)	23

Net equity transactions	-	(473,076)	389,371	159,681	(45,528)	(12,870)	4,389	136,540

Net change in contract owners’ equity	-	(444,449)	866,031	417,404	337,546	602,261	169,159	374,401
Contract owners’ equity beginning of period	-	444,449	1,392,358	974,954	2,616,454	2,014,193	1,060,444	686,043

Contract owners’ equity end of period	$-	-	2,258,389	1,392,358	2,954,000	2,616,454	1,229,603	1,060,444

CHANGES IN UNITS:
Beginning units	-	49,528	128,097	112,144	255,610	248,592	93,873	74,430
Units purchased	-	6,450	58,457	34,128	41,096	62,006	17,386	36,399
Units redeemed	-	(55,978)	(21,428)	(18,175)	(45,407)	(54,988)	(16,869)	(16,956)

Ending units	-	-	165,126	128,097	251,299	255,610	94,390	93,873

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVMOS		FQB		FCS		FNRS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$3,944	902	57,181	67,651	3,976	92,154	11,642	5,462
Realized gain (loss) on investments	(6,413)	(785)	6,026	(22,082)	(1,461,494)	(574,663)	(249,601)	(797,479)
Change in unrealized gain (loss) on investments	3,433	(2,746)	44,140	148,499	2,715,979	2,666,903	796,209	1,699,404
Reinvested capital gains	-	916	-	-	-	1,986	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	964	(1,713)	107,347	194,068	1,258,461	2,186,380	558,250	907,387

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,630	22,955	265,882	178,802	1,198,815	1,224,268	448,987	418,041
Transfers between funds	(97,737)	36,325	116,692	(45,366)	(9,550,407)	(293,194)	240,274	435,877
Surrenders (note 6)	-	(1,748)	(23,634)	(5,133)	(376,084)	(138,815)	(100,601)	(449,305)
Death Benefits (note 4)	-	-	-	-	(18,999)	-	-	-
Net policy repayments (loans) (note 5)	-	(1,725)	(21,569)	(6,124)	(59,316)	(42,487)	(52,941)	(70,439)
Deductions for surrender charges (note 2d)	-	-	(8,380)	(5,193)	(72,083)	(64,450)	(36,650)	(14,584)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,591)	(9,631)	(92,803)	(96,125)	(573,052)	(663,146)	(183,840)	(206,101)
Asset charges (note 3):	(88)	(410)	(5,460)	(4,705)	(29,875)	(27,297)	(9,867)	(8,724)
Adjustments to maintain reserves	(3)	30	1	36	(37)	30	341	48

Net equity transactions	(97,789)	45,796	230,729	16,192	(9,481,038)	(5,091)	305,703	104,813

Net change in contract owners’ equity	(96,825)	44,083	338,076	210,260	(8,222,577)	2,181,289	863,953	1,012,200
Contract owners’ equity beginning of period	96,825	52,742	1,212,329	1,002,069	8,222,577	6,041,288	2,775,545	1,763,345

Contract owners’ equity end of period	$-	96,825	1,550,405	1,212,329	-	8,222,577	3,639,498	2,775,545

CHANGES IN UNITS:
Beginning units	9,416	5,195	97,737	97,294	681,006	678,797	179,708	168,487
Units purchased	156	5,346	36,285	15,976	88,886	129,106	43,173	39,139
Units redeemed	(9,572)	(1,125)	(18,826)	(15,533)	(769,892)	(126,897)	(25,119)	(27,918)

Ending units	-	9,416	115,196	97,737	-	681,006	197,762	179,708

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEIS		FF10S		FF20S		FF30S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$44,405	46,467	15,850	21,999	36,372	44,550	27,627	21,533
Realized gain (loss) on investments	(206,912)	(220,608)	(11,554)	(33,352)	(60,422)	(151,499)	(99,785)	(96,584)
Change in unrealized gain (loss) on investments	518,164	765,877	64,231	94,239	226,964	415,515	266,653	326,402
Reinvested capital gains	-	-	13,511	2,573	13,226	16,552	10,173	10,811

Net increase (decrease) in contract owners’ equity resulting from operations	355,657	591,736	82,038	85,459	216,140	325,118	204,668	262,162

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	412,199	502,130	73,279	290,714	220,567	293,350	307,943	289,981
Transfers between funds	(137,491)	1,309	99,032	45,652	98,993	55,580	102,393	79,617
Surrenders (note 6)	(89,372)	(47,548)	-	(6)	(63,985)	(4,002)	(52,201)	(4,876)
Death Benefits (note 4)	(4,525)	(283)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	10,892	3,130	(6,415)	-	(30,912)	(131,564)	(10,628)	6,778
Deductions for surrender charges (note 2d)	(27,360)	(27,917)	(2,442)	(1,439)	(3,482)	(3,666)	(13,684)	(8,809)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(207,761)	(225,108)	(52,548)	(40,516)	(108,587)	(109,082)	(129,147)	(128,312)
Asset charges (note 3):	(10,273)	(8,896)	(2,771)	(2,008)	(6,312)	(5,222)	(5,757)	(4,285)
Adjustments to maintain reserves	(22)	51	(12)	18	29	54	(30)	57

Net equity transactions	(53,713)	196,868	108,123	292,415	106,311	95,448	198,889	230,151

Net change in contract owners’ equity	301,944	788,604	190,161	377,874	322,451	420,566	403,557	492,313
Contract owners’ equity beginning of period	2,460,130	1,671,526	620,512	242,638	1,520,821	1,100,255	1,145,573	653,260

Contract owners’ equity end of period	$2,762,074	2,460,130	810,673	620,512	1,843,272	1,520,821	1,549,130	1,145,573

CHANGES IN UNITS:
Beginning units	252,833	223,377	51,756	25,126	128,150	119,390	98,748	73,995
Units purchased	47,508	73,212	14,318	30,754	22,308	37,584	33,686	41,475
Units redeemed	(53,690)	(43,756)	(6,096)	(4,124)	(14,830)	(28,824)	(17,317)	(16,722)

Ending units	246,651	252,833	59,978	51,756	135,628	128,150	115,117	98,748

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGS		FIGBS		FMCS		FOSR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,536	4,601	168,097	512,454	17,186	27,362	24,133	31,261
Realized gain (loss) on investments	(193,099)	(191,659)	261,296	(111,995)	(131,608)	(1,053,552)	(121,058)	(180,385)
Change in unrealized gain (loss) on investments	495,976	465,278	21,721	389,294	1,684,806	2,423,075	332,508	517,559
Reinvested capital gains	5,036	1,182	51,988	24,688	19,731	23,887	3,549	4,645

Net increase (decrease) in contract owners’ equity resulting from operations	310,449	279,402	503,102	814,441	1,590,115	1,420,772	239,132	373,080

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	212,787	329,194	962,624	1,403,429	783,111	865,271	283,483	325,044
Transfers between funds	(224,589)	224,208	(2,890,596)	1,780	358,480	(549,564)	(42,321)	(49,666)
Surrenders (note 6)	(59,387)	(214,478)	(122,307)	(390,792)	(244,580)	(250,869)	(32,287)	(35,431)
Death Benefits (note 4)	-	-	(1,243)	(3,608)	(7,238)	(1,829)	(1,161)	-
Net policy repayments (loans) (note 5)	(19,809)	(10,029)	(45,319)	38,375	(70,077)	(57,308)	(8,141)	(9,559)
Deductions for surrender charges (note 2d)	(24,866)	(15,590)	(42,864)	(38,762)	(59,740)	(38,526)	(13,278)	(16,290)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(130,578)	(139,845)	(437,639)	(529,093)	(417,533)	(411,959)	(148,296)	(160,109)
Asset charges (note 3):	(6,110)	(4,758)	(25,857)	(25,518)	(22,717)	(17,427)	(7,777)	(6,716)
Adjustments to maintain reserves	(52)	21	1,347	67	555	62	(101)	54

Net equity transactions	(252,604)	168,723	(2,601,854)	455,878	320,261	(462,149)	30,121	47,327

Net change in contract owners’ equity	57,845	448,125	(2,098,752)	1,270,319	1,910,376	958,623	269,253	420,407
Contract owners’ equity beginning of period	1,575,945	1,127,820	6,894,621	5,624,302	5,313,357	4,354,734	1,718,052	1,297,645

Contract owners’ equity end of period	$1,633,790	1,575,945	4,795,869	6,894,621	7,223,733	5,313,357	1,987,305	1,718,052

CHANGES IN UNITS:
Beginning units	159,808	146,558	556,639	525,248	400,154	459,190	140,027	133,780
Units purchased	22,937	65,893	76,936	138,904	79,725	85,984	29,542	35,004
Units redeemed	(49,197)	(52,643)	(273,992)	(107,513)	(57,177)	(145,020)	(26,242)	(28,757)

Ending units	133,548	159,808	359,583	556,639	422,702	400,154	143,327	140,027

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVSS		FTVIS2		FTVRDI		FTVSVI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$698	589	109,886	94,853	28,170	22,950	43,216	44,457
Realized gain (loss) on investments	(10,233)	(32,385)	(52,265)	(182,243)	(23,300)	(50,373)	(292,710)	(390,657)
Change in unrealized gain (loss) on investments	46,672	82,446	145,850	457,220	305,711	255,063	1,381,259	1,425,042
Reinvested capital gains	-	-	-	-	-	-	-	103,233

Net increase (decrease) in contract owners’ equity resulting from operations	37,137	50,650	203,471	369,830	310,581	227,640	1,131,765	1,182,075

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	16,874	21,029	302,173	250,821	201,888	200,004	607,661	559,547
Transfers between funds	(2,412)	8,808	105,056	112,181	35,464	(37,942)	(1,163,071)	1,454,307
Surrenders (note 6)	(6,554)	(6,734)	(59,747)	(145,137)	(60,231)	(19,424)	(164,484)	(135,336)
Death Benefits (note 4)	-	-	(45,051)	(1,828)	-	-	(17,816)	(1,323)
Net policy repayments (loans) (note 5)	(151)	(847)	2,969	(36,366)	(17,438)	(10,680)	(47,947)	10,242
Deductions for surrender charges (note 2d)	(1,409)	(5,936)	(7,758)	(12,341)	(13,692)	(11,951)	(32,899)	(20,094)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,051)	(11,692)	(118,685)	(132,887)	(110,210)	(118,182)	(304,990)	(265,396)
Asset charges (note 3):	(783)	(559)	(6,291)	(5,124)	(6,352)	(5,355)	(17,455)	(12,613)
Adjustments to maintain reserves	3	17	-	40	(5)	16	19	50

Net equity transactions	(6,483)	4,086	172,666	29,359	29,424	(3,514)	(1,140,982)	1,589,384

Net change in contract owners’ equity	30,654	54,736	376,137	399,189	340,005	224,126	(9,217)	2,771,459
Contract owners’ equity beginning of period	143,204	88,468	1,572,141	1,172,952	1,495,366	1,271,240	4,585,347	1,813,888

Contract owners’ equity end of period	$173,858	143,204	1,948,278	1,572,141	1,835,371	1,495,366	4,576,130	4,585,347

CHANGES IN UNITS:
Beginning units	14,104	13,714	141,630	143,280	144,419	144,472	412,120	211,194
Units purchased	1,532	3,895	32,711	40,046	20,997	23,854	48,723	240,110
Units redeemed	(2,095)	(3,505)	(18,566)	(41,696)	(18,850)	(23,907)	(140,745)	(39,184)

Ending units	13,541	14,104	155,775	141,630	146,566	144,419	320,098	412,120

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVDM3		TIF3		FTVGI3		FTVFA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$29,091	60,627	28,506	163,921	37,953	345,436	16,482	13,619
Realized gain (loss) on investments	(155,283)	(633,367)	(16,392)	(2,825,078)	57,921	(14,566)	1,161	(3,839)
Change in unrealized gain (loss) on investments	447,013	1,240,281	136,059	3,045,919	260,046	129,474	57,431	92,943
Reinvested capital gains	-	5,683	-	198,144	6,912	-	62	-

Net increase (decrease) in contract owners’ equity resulting from operations	320,821	673,224	148,173	582,906	362,832	460,344	75,136	102,723

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	436,410	241,262	250,728	755,016	469,980	628,864	92,170	316,041
Transfers between funds	20,523	40,066	(69,740)	(3,366,763)	(83,579)	27,862	79,480	127,749
Surrenders (note 6)	(74,190)	(199,549)	(44,627)	(105,307)	(117,525)	(237,227)	(4,890)	-
Death Benefits (note 4)	(464)	-	-	(1,334)	(23,249)	-	-	-
Net policy repayments (loans) (note 5)	(29,320)	(65,623)	(13,163)	(33,160)	(77,915)	(317,292)	-	-
Deductions for surrender charges (note 2d)	(18,900)	(8,341)	(9,326)	(20,585)	(13,838)	(4,788)	(1,514)	(775)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(146,564)	(143,704)	(131,083)	(324,582)	(171,811)	(197,795)	(29,948)	(23,263)
Asset charges (note 3):	(7,480)	(5,577)	(7,215)	(13,075)	(10,440)	(9,584)	(2,827)	(1,647)
Adjustments to maintain reserves	726	45	(14)	16	(101)	115	45	10

Net equity transactions	180,741	(141,421)	(24,440)	(3,109,774)	(28,478)	(109,845)	132,516	418,115

Net change in contract owners’ equity	501,562	531,803	123,733	(2,526,868)	334,354	350,499	207,652	520,838
Contract owners’ equity beginning of period	1,708,104	1,176,301	1,788,798	4,315,666	2,758,468	2,407,969	629,653	108,815

Contract owners’ equity end of period	$2,209,666	1,708,104	1,912,531	1,788,798	3,092,822	2,758,468	837,305	629,653

CHANGES IN UNITS:
Beginning units	98,984	117,677	138,184	457,392	176,761	183,134	72,627	16,348
Units purchased	24,442	21,435	20,729	78,238	29,077	44,705	19,435	59,769
Units redeemed	(14,459)	(40,128)	(22,627)	(397,446)	(32,566)	(51,078)	(4,465)	(3,490)

Ending units	108,967	98,984	136,286	138,184	173,272	176,761	87,597	72,627

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMINS		AMFAS		AMSRS		OVGR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	-	-	261	12,547	2,345	3,349
Realized gain (loss) on investments	-	(150,991)	(6,312)	(8,708)	(28,086)	(51,107)	49,722	(80,993)
Change in unrealized gain (loss) on investments	-	236,636	28,027	30,346	176,833	194,855	59,482	499,332
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	85,645	21,715	21,638	149,008	156,295	111,549	421,688

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(163)	84,368	16,818	17,594	99,152	118,280	188,535	296,816
Transfers between funds	42	(485,635)	1,671	17,526	(26,557)	(15,949)	(1,514,587)	(34,638)
Surrenders (note 6)	-	(3,046)	(3)	(529)	(12,577)	(11,191)	(37,112)	(112,523)
Death Benefits (note 4)	-	-	-	-	-	-	(1,562)	-
Net policy repayments (loans) (note 5)	-	(160)	(670)	435	(10,692)	(10,830)	186	(13,787)
Deductions for surrender charges (note 2d)	-	(3,047)	(407)	(619)	(3,069)	(5,623)	(21,518)	(19,898)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	118	(28,720)	(9,497)	(9,371)	(53,466)	(54,433)	(99,486)	(122,253)
Asset charges (note 3):	3	(1,144)	(542)	(417)	(3,229)	(2,610)	(5,746)	(5,408)
Adjustments to maintain reserves	-	55	(6)	19	(4)	10	(66)	21

Net equity transactions	-	(437,329)	7,364	24,638	(10,442)	17,654	(1,491,356)	(11,670)

Net change in contract owners’ equity	-	(351,684)	29,079	46,276	138,566	173,949	(1,379,807)	410,018
Contract owners’ equity beginning of period	-	351,684	121,312	75,036	664,310	490,361	1,379,807	969,789

Contract owners’ equity end of period	$-	-	150,391	121,312	802,876	664,310	-	1,379,807

CHANGES IN UNITS:
Beginning units	-	43,853	14,619	11,100	61,693	59,850	132,977	135,069
Units purchased	12	10,811	1,885	5,048	8,694	13,519	19,012	37,585
Units redeemed	(12)	(54,664)	(1,352)	(1,529)	(9,696)	(11,676)	(151,989)	(39,677)

Ending units	-	-	15,152	14,619	60,691	61,693	-	132,977

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGS3		OVHI3		OVHI		OVGI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$30,046	42,873	21,421	-	2,214	-	51,049	69,504
Realized gain (loss) on investments	(61,068)	(397,887)	(138,134)	(101,072)	(26,941)	(56,932)	(667,204)	(910,391)
Change in unrealized gain (loss) on investments	410,151	891,903	167,921	169,917	29,248	66,614	1,210,329	1,838,172
Reinvested capital gains	-	40,963	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	379,129	577,852	51,208	68,845	4,521	9,682	594,174	997,285

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	476,582	495,698	119,243	92,463	(4)	17	698,860	986,712
Transfers between funds	250,925	(362,061)	11,388	89,083	(2,628)	(1,278)	(1,965,093)	(881,658)
Surrenders (note 6)	(91,553)	(18,118)	(57,858)	(6,650)	(413)	(9,448)	(110,870)	(208,748)
Death Benefits (note 4)	(19,727)	-	(1,203)	-	-	-	(1,176)	(3,833)
Net policy repayments (loans) (note 5)	(8,431)	(6,755)	(9,488)	150	(1,390)	(176)	(30,041)	17,157
Deductions for surrender charges (note 2d)	(46,052)	(24,622)	(2,473)	(1,029)	(316)	(1,097)	(49,405)	(36,027)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(221,633)	(232,515)	(29,246)	(27,474)	(3,438)	(4,767)	(345,008)	(421,049)
Asset charges (note 3):	(10,802)	(8,615)	(1,342)	(908)	(172)	(216)	(18,218)	(17,345)
Adjustments to maintain reserves	(749)	81	(4)	9	1	6	(170)	25

Net equity transactions	328,560	(156,907)	29,017	145,644	(8,360)	(16,959)	(1,821,121)	(564,766)

Net change in contract owners’ equity	707,689	420,945	80,225	214,489	(3,839)	(7,277)	(1,226,947)	432,519
Contract owners’ equity beginning of period	2,135,312	1,714,367	332,641	118,152	35,783	43,060	4,556,301	4,123,782

Contract owners’ equity end of period	$2,843,001	2,135,312	412,866	332,641	31,944	35,783	3,329,354	4,556,301

CHANGES IN UNITS:
Beginning units	169,344	189,933	128,683	57,935	11,916	17,970	447,372	519,435
Units purchased	56,116	51,873	31,256	87,367	1	3	68,718	114,259
Units redeemed	(31,047)	(72,462)	(20,671)	(16,619)	(2,652)	(6,057)	(234,539)	(186,322)

Ending units	194,413	169,344	139,268	128,683	9,265	11,916	281,551	447,372

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVSC		PMVFBA		PMVLDA		PVGIB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$9,100	28,898	10,543	4,718	43,891	19,660	133	207
Realized gain (loss) on investments	74,880	(1,256,277)	95,468	47,760	16,299	2,710	(204)	(1,685)
Change in unrealized gain (loss) on investments	240,830	1,756,010	30,717	(2,934)	46,514	(25,238)	1,294	4,163
Reinvested capital gains	-	-	4,347	1,822	12,714	75,334	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	324,810	528,631	141,075	51,366	119,418	72,466	1,223	2,685

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	212,549	525,916	48,561	80,569	447,632	276,330	-	2,611
Transfers between funds	(25,252)	(1,463,828)	322,885	15,147	1,945,672	1,425,563	-	(1,347)
Surrenders (note 6)	(75,948)	(94,432)	(45,632)	(8,751)	(42,052)	(41,850)	-	-
Death Benefits (note 4)	-	(806)	-	-	(33)	(1,271)	-	-
Net policy repayments (loans) (note 5)	(14,029)	(14,995)	646	-	(32,312)	18,455	-	-
Deductions for surrender charges (note 2d)	(14,124)	(25,059)	(3,347)	(1,188)	(14,545)	(3,605)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(112,809)	(239,891)	(35,430)	(13,423)	(146,637)	(66,515)	(170)	(243)
Asset charges (note 3):	(5,775)	(9,219)	(3,160)	(1,054)	(9,808)	(3,166)	(41)	(39)
Adjustments to maintain reserves	(3)	29	(20)	(28)	(314)	(235)	(8)	9

Net equity transactions	(35,391)	(1,322,285)	284,503	71,272	2,147,603	1,603,706	(219)	991

Net change in contract owners’ equity	289,419	(793,654)	425,578	122,638	2,267,021	1,676,172	1,004	3,676
Contract owners’ equity beginning of period	1,401,516	2,195,170	122,638	-	1,676,172	-	8,672	4,996

Contract owners’ equity end of period	$1,690,935	1,401,516	548,216	122,638	3,943,193	1,676,172	9,676	8,672

CHANGES IN UNITS:
Beginning units	126,495	271,823	11,184	-	151,746	-	940	703
Units purchased	17,306	65,296	41,862	12,470	221,758	160,626	(1)	426
Units redeemed	(20,130)	(210,624)	(7,380)	(1,286)	(34,459)	(8,880)	(22)	(189)

Ending units	123,671	126,495	45,666	11,184	339,045	151,746	917	940

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PVTVB		TRBCG2		TREI2		TRHS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$38	19	-	-	27,708	35,773	-	-
Realized gain (loss) on investments	72	(41)	425,968	(1,306,603)	(141,629)	(239,115)	(4)	-
Change in unrealized gain (loss) on investments	517	1,194	(175,174)	1,909,665	384,689	716,704	2,823	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	627	1,172	250,794	603,062	270,768	513,362	2,819	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	230	230	284,575	586,045	264,190	283,615	2,646	-
Transfers between funds	9	(175)	(1,868,889)	(2,302,337)	(2,596,866)	(55,722)	24,623	-
Surrenders (note 6)	-	-	(37,250)	(119,215)	(76,716)	(76,942)	-	-
Death Benefits (note 4)	-	-	(1,139)	(1,208)	(18,575)	-	-	-
Net policy repayments (loans) (note 5)	-	-	(2,218)	13,611	(31,131)	(30,954)	-	-
Deductions for surrender charges (note 2d)	-	-	(16,435)	(30,058)	(14,295)	(13,573)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(209)	(207)	(124,188)	(255,061)	(138,991)	(173,718)	(543)	-
Asset charges (note 3):	(19)	(14)	(6,290)	(9,602)	(8,213)	(8,036)	(44)	-
Adjustments to maintain reserves	(9)	11	(56)	52	26	177	4	-

Net equity transactions	2	(155)	(1,771,890)	(2,117,773)	(2,620,571)	(75,153)	26,686	-

Net change in contract owners’ equity	629	1,017	(1,521,096)	(1,514,711)	(2,349,803)	438,209	29,505	-
Contract owners’ equity beginning of period	2,955	1,938	1,521,135	3,035,846	2,349,803	1,911,594	-	-

Contract owners’ equity end of period	$3,584	2,955	39	1,521,135	-	2,349,803	29,505	-

CHANGES IN UNITS:
Beginning units	240	258	134,427	380,406	226,377	230,664	-	-
Units purchased	19	26	23,183	72,117	23,475	41,666	2,834	-
Units redeemed	(18)	(44)	(157,607)	(318,096)	(249,852)	(45,953)	(60)	-

Ending units	241	240	3	134,427	-	226,377	2,774	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRLT2		VWHAR		WRASP		WRBDP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	24,458	-	-	15,358	-	17	-
Realized gain (loss) on investments	-	17,456	1,024	-	81,821	515	-	-
Change in unrealized gain (loss) on investments	-	26,669	68,087	-	240,946	14,358	4	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	68,583	69,111	-	338,125	14,873	21	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(4)	940,071	25,568	-	495,891	41,302	459	-
Transfers between funds	(91)	(1,153,238)	517,012	-	2,265,820	456,421	437	-
Surrenders (note 6)	-	(24,807)	-	-	(27,610)	-	-	-
Death Benefits (note 4)	-	-	(392)	-	(1,761)	-	-	-
Net policy repayments (loans) (note 5)	-	(940,231)	-	-	(21,037)	-	-	-
Deductions for surrender charges (note 2d)	-	(60)	-	-	(6,855)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	92	(57,145)	(5,995)	-	(127,702)	(10,733)	(115)	-
Asset charges (note 3):	2	(2,494)	(374)	-	(7,508)	(359)	(2)	-
Adjustments to maintain reserves	1	144	(1)	-	2,975	2	-	-

Net equity transactions	-	(1,237,760)	535,818	-	2,572,213	486,633	779	-

Net change in contract owners’ equity	-	(1,169,177)	604,929	-	2,910,338	501,506	800	-
Contract owners’ equity beginning of period	-	1,169,177	-	-	501,506	-	-	-

Contract owners’ equity end of period	$-	-	604,929	-	3,411,844	501,506	800	-

CHANGES IN UNITS:
Beginning units	-	104,103	-	-	52,603	-	-	-
Units purchased	-	82,876	51,403	-	297,854	53,815	79	-
Units redeemed	-	(186,979)	(639)	-	(21,154)	(1,212)	(10)	-

Ending units	-	-	50,764	-	329,303	52,603	69	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRGNR		WRHIP		WRMCG		WRMMP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	44	-	-	-	1	-
Realized gain (loss) on investments	-	-	(1)	-	10	-	-	-
Change in unrealized gain (loss) on investments	53	-	30	-	77	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	53	-	73	-	87	-	1	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	306	-	611	-	306	-	564	3,332
Transfers between funds	292	-	583	-	292	-	(3,386)	(154)
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(73)	-	(155)	-	(83)	-	(162)	(191)
Asset charges (note 3):	(2)	-	(3)	-	(2)	-	(2)	(2)
Adjustments to maintain reserves	3	-	(4)	-	7	-	(5)	5

Net equity transactions	526	-	1,032	-	520	-	(2,991)	2,990

Net change in contract owners’ equity	579	-	1,105	-	607	-	(2,990)	2,990
Contract owners’ equity beginning of period	-	-	-	-	-	-	2,990	-

Contract owners’ equity end of period	$579	-	1,105	-	607	-	-	2,990

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	294	-
Units purchased	78	-	95	-	50	-	55	328
Units redeemed	(10)	-	(13)	-	(7)	-	(349)	(34)

Ending units	68	-	82	-	43	-	-	294

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRPAP		WRPMP		WRPMAP		WRSTP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	7	-	-	-	-	-
Realized gain (loss) on investments	4	-	95	29	24	-	3	-
Change in unrealized gain (loss) on investments	84	-	(14)	14	33	-	30	-
Reinvested capital gains	-	-	11	-	-	-	8	-

Net increase (decrease) in contract owners’ equity resulting from operations	88	-	99	43	57	-	41	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	275	-	1,375	825	564	-	306	-
Transfers between funds	1,502	-	(1,502)	154	471	-	292	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(127)	-	(623)	(363)	(370)	-	(77)	-
Asset charges (note 3):	(2)	-	(6)	(2)	(1)	-	(2)	-
Adjustments to maintain reserves	(4)	-	1	(1)	(1)	-	4	-

Net equity transactions	1,644	-	(755)	613	663	-	523	-

Net change in contract owners’ equity	1,732	-	(656)	656	720	-	564	-
Contract owners’ equity beginning of period	-	-	656	-	-	-	-	-

Contract owners’ equity end of period	$1,732	-	-	656	720	-	564	-

CHANGES IN UNITS:
Beginning units	-	-	66	-	-	-	-	-
Units purchased	167	-	136	104	99	-	54	-
Units redeemed	(12)	-	(202)	(38)	(35)	-	(7)	-

Ending units	155	-	-	66	64	-	47	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRSCP		WFVSCG		SGRF		ACVI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	1,444
Realized gain (loss) on investments	9	-	(1,345)	3,214	-	(272,185)	-	(29,368)
Change in unrealized gain (loss) on investments	75	-	63,136	2,865	-	296,525	-	41,339
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	84	-	61,791	6,079	-	24,340	-	13,415

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	306	-	101,652	2,503	(114)	60,079	-	10,217
Transfers between funds	292	-	184,380	116,759	114	(575,726)	-	(93,677)
Surrenders (note 6)	-	-	(55,143)	-	-	36	-	(1)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(6,928)	-	-	24	-	-
Deductions for surrender charges (note 2d)	-	-	(2,561)	-	-	(238)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(82)	-	(18,875)	(3,522)	(1)	(23,670)	-	(5,695)
Asset charges (note 3):	(2)	-	(1,534)	(189)	-	(807)	-	(204)
Adjustments to maintain reserves	(3)	-	(4,492)	(30)	1	(87)	-	11

Net equity transactions	511	-	196,499	115,521	-	(540,389)	-	(89,349)

Net change in contract owners’ equity	595	-	258,290	121,600	-	(516,049)	-	(75,934)
Contract owners’ equity beginning of period	-	-	121,600	-	-	516,049	-	75,934

Contract owners’ equity end of period	$595	-	379,890	121,600	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	9,211	-	-	71,152	-	7,987
Units purchased	56	-	16,892	9,510	27	9,348	-	1,122
Units redeemed	(8)	-	(3,404)	(299)	(27)	(80,500)	-	(9,109)

Ending units	48	-	22,699	9,211	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMRS
	2010	2009
Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	-	(129,755)
Change in unrealized gain (loss) on investments	-	218,543
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	88,788

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	51,957
Transfers between funds	-	(394,881)
Surrenders (note 6)	-	(635)
Death Benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	-	(308)
Deductions for surrender charges (note 2d)	-	(937)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(20,270)
Asset charges (note 3):	-	(827)
Adjustments to maintain reserves	-	25

Net equity transactions	-	(365,876)

Net change in contract owners’ equity	-	(277,088)
Contract owners’ equity beginning of period	-	277,088

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	38,449
Units purchased	-	7,489
Units redeemed	-	(45,938)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL - NY (offered in the State of New York); and Nationwide YourLife® Protection VUL - NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL- NY (offered in the State of New York). The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)*

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Health Sciences Fund - Class III (GVGHS)*

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Technology & Communications Fund - Class III (GGTC3)*

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)*

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Value Fund - Series I (AVBVI)*

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Development Fund - Series I (AVCDI)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class III (ACVI3)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

VP Vista(SM) Fund - Class I (ACVVS1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Market Opportunity Fund II - Service Shares (FVMOS)*

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Fund - Contrafund Portfolio - Service Class (FCS)*

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

International Portfolio - S Class Shares (AMINS)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)*

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)*

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)*

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)*

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)*

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)*

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)*

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)

WRPMCP (WRPMCP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)*

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)*

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*	At December 31, 2010, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For the Best of America Next Generation® II FPVUL, Nationwide® Options Select and Nationwide® Marathon VUL - NY contracts, the Company currently deducts 0.5% to a maximum of 2.5% of all premiums received to cover premium tax and sales expenses. The Company may, at its sole discretion, reduce this sales loading. The company also deducts 3.5% from each premium payment to cover premium taxes.

For Nationwide YourLife® Accumulation VUL – NY contracts, the Company currently deducts 2.50% from each premium (the maximum is also 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Protection VUL – NY contracts, the Company currently deducts 6.50% from each premium (the maximum is also 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Survivorship VUL - NY contracts, the Company currently deducts 4.50% from each premium (up to 6.50% maximum) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For the periods ended December 31, 2010 and 2009, total front-end sales charge deductions were $1,856,844 and $2,291,029, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.0% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For the Best of America Next Generation® II FPVUL contract, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract (for policies issued in New York, the current and maximum charge is $8.75 monthly). For the Nationwide® Options Select contracts, the Company deducts $8.75 per policy per month (maximum of $8.75 per policy per month) taken proportionally from the sub accounts and any fixed companion contracts. For the Nationwide® Marathon VUL - NY contracts, the Company deducts $9.25 per policy per month (maximum of $9.25 per policy per month) taken proportionally from the sub accounts and any fixed companion contracts. For Nationwide YourLife® Accumulation VUL – NY contracts, Nationwide YourLife® Protection VUL – NY and Nationwide YourLife® Survivorship VUL - NY contracts, the Company currently deducts a $9 administrative charge per month which is also the maximum charge. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of Specified Amount (but not more than $25). The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount (but not to exceed $50). For Best of America Next Generation® II FPVUL contracts issue in New York, the Company currently deducts a monthly underwriting and distribution charge of $0.08 per $1,000 of Specified Amount (but not more than $20). The maximum guaranteed charge is $0.10 per $1,000 of Specified Amount (but not to exceed $25).

For the Nationwide® Options Select contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of Specified Amount. This is also the maximum guaranteed charge. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Accumulation VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.39 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.39 per $1,000 of Specified Amount. For the Nationwide® Marathon VUL - NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.08 per $1,000 of Specified Amount (but not more than $20). The maximum guaranteed charge is $0.10 per $1,000 of Specified Amount (but not to exceed $25). For Nationwide YourLife® Protection VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.08 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount. For Nationwide YourLife® Survivorship VUL- NY contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 of Specified Amount. These charges are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For both the Best of America Next Generation® II FPVUL contracts, Nationwide® Marathon VUL - NY contracts and Nationwide® Options Select contracts, the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount each year to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount each year to 0% of the initial surrender charge in the eleventh year. For Nationwide YourLife® Protection VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount each year to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

Nationwide YourLife® Survivorship VUL – NY contracts, The surrender charge is assessed during the first eight policy years upon surrender, policy lapse, or certain Base Policy Specified Amount decreases. The maximum surrender charge that may be assessed for any segment of coverage is $46.80 per $1,000 of Base Policy Specified Amount. The minimum surrender charge that may be assessed for any segment of coverage is $0.01 per $1,000 of Base Policy Specified Amount.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% for variable cash value in excess of $250,000.

For Nationwide® Marathon VUL - NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.10% on the next $225,000 of variable cash value, and 0.0% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide YourLife® Survivorship VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $225,000 in variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 16 through 20, the Company deducts an annualized charge of 0.50% on the first $225,000 of variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

The above charges are assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL contracts, Nationwide® Options Select contracts, Nationwide YourLife® Accumulation VUL – NY contracts, Nationwide® Marathon VUL - NY contracts and Nationwide YourLife® Survivorship VUL - NY contracts, the maximum guaranteed and current loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL – NY contracts, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2010 and 2009, total transfers into the Account from the fixed account were $6,751,602 and $7,444,075, respectively, and total transfers from the Account to the fixed account were $8,158,025 and $12,103,190, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$276,629,685	0	$276,629,685

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)	$161,405	$170,374
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	671,612	535,452
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	571	650
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	2,343,383	1,897,079
Investors Growth Stock Series - Initial Class (MIGIC)	120,304	125,863
Value Series - Initial Class (MVFIC)	2,441,630	2,524,559
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	692	753
Core Plus Fixed Income Portfolio - Class I (MSVFI)	220,449	210,905
U.S. Real Estate Portfolio - Class I (MSVRE)	-	-
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	35,345	37,657
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	54,463	57,834
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	128,217	103,578
American Funds NVIT Bond Fund - Class II (GVABD2)	674,155	656,783
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	442,137	333,226
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,230,481	850,203
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	45,000	36,483
Federated NVIT High Income Bond Fund - Class III (HIBF3)	1,146,419	1,372,858
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	890,823	473,901
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	101,011	112,864
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	296	301
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	50,977	62,923
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	2,326,289	2,251,542
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	71,681	98,708
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	313,030	368,327
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	157,100	176,360
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	29,176	32,982
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	141,051	182,650
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	229,812	205,497
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	139,267	152,368
NVIT Core Bond Fund - Class I (NVCBD1)	964,818	1,013,953
NVIT Core Plus Bond Fund - Class I (NVLCP1)	70,801	73,514
NVIT Fund - Class I (TRF)	2,858,522	2,111,679
NVIT Government Bond Fund - Class I (GBF)	4,773,892	4,862,522
NVIT Health Sciences Fund - Class III (GVGHS)	834,556	864,373
NVIT International Index Fund - Class VI (GVIX6)	165,222	123,222
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	1,382,152	807,034
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	24,408	25,089
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	4,736	5,642
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	405,720	414,975
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	1,519,679	1,159,266
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	2,455,609	1,782,676
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	252,421	288,317
NVIT Mid Cap Index Fund - Class I (MCIF)	352,878	291,717
NVIT Money Market Fund - Class I (SAM)	5,344,462	5,344,462
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	2,881,049	2,753,233
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	291,989	196,255
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,504,439	1,921,650
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	112,009	126,695
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	1,404,031	1,577,894
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	1,471,777	1,486,506

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	98,585	72,565
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	203,184	201,402
NVIT Multi-Manager Small Company Fund - Class I (SCF)	491,574	314,025
NVIT Multi-Sector Bond Fund - Class I (MSBF)	614,125	553,429
NVIT Short Term Bond Fund - Class II (NVSTB2)	316,663	319,196
NVIT Technology & Communications Fund - Class III (GGTC3)	677,644	878,474
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	439,821	378,146
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	55,156	56,083
Templeton NVIT International Value Fund - Class III (NVTIV3)	2,322,877	2,814,730
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	1,183,441	956,002
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	465,396	611,110
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	1,159,414	1,052,236
V.I. Basic Value Fund - Series I (AVBVI)	-	-
V.I. Capital Appreciation Fund - Series I (AVCA)	74,386	52,939
V.I. Capital Development Fund - Series I (AVCDI)	103,447	66,819
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	114,337	167,392
VP Inflation Protection Fund - Class II (ACVIP2)	372,673	390,637
VP Mid Cap Value Fund - Class I (ACVMV1)	618,909	672,448
VP Value Fund - Class I (ACVV)	3,244,481	3,191,806
VP Vista(SM) Fund - Class I (ACVVS1)	-	-
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	719,509	478,908
Stock Index Fund, Inc. - Initial Shares (DSIF)	891,311	666,971
Appreciation Portfolio - Initial Shares (DCAP)	250,056	217,507
Market Opportunity Fund II - Service Shares (FVMOS)	106,293	99,880
Quality Bond Fund II - Primary Shares (FQB)	231,691	237,717
VIP Fund - Contrafund Portfolio - Service Class (FCS)	11,804,205	10,342,711
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	598,234	348,633
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	554,691	347,779
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	75,364	63,810
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	266,511	206,089
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	353,671	253,886
VIP Fund - Growth Portfolio - Service Class (FGS)	780,609	587,510
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	3,449,804	3,711,100
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	735,631	604,023
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	354,381	233,323
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	26,297	16,064
Franklin Income Securities Fund - Class 2 (FTVIS2)	274,973	222,708
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	224,190	200,890
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	1,828,773	1,536,063
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	464,739	309,456
Templeton Foreign Securities Fund - Class 3 (TIF3)	227,076	210,684
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	571,401	629,322
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	32,914	34,075
International Portfolio - S Class Shares (AMINS)	-	-
Small - Cap Growth Portfolio - S Class Shares (AMFAS)	27,875	21,563
Socially Responsive Portfolio - I Class Shares (AMSRS)	117,905	89,819
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	1,578,635	1,628,357
Global Securities Fund/VA - Class 3 (OVGS3)	263,513	202,445
High Income Fund/VA - Class 3 (OVHI3)	235,521	97,387
High Income Fund/VA - Non-Service Shares (OVHI)	35,323	8,382
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	2,967,013	2,299,809
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	137,641	212,521
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	847,128	942,596
Low Duration Portfolio - Administrative Class (PMVLDA)	796,324	812,623
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	415	211
Putnam VT Voyager Fund - IB Shares (PVTVB)	244	316
Blue Chip Growth Portfolio - II (TRBCG2)	1,561,491	1,987,459
Equity Income Portfolio - II (TREI2)	2,938,278	2,796,649
Health Sciences Portfolio - II (TRHS2)	403	399
Limited-Term Bond Portfolio - II (TRLT2)	-	-
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	9,157	10,181
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	1,150,541	1,232,362
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	117	117
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	75	75
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	159	158
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	74	84
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	3,457	3,457
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)	125	129
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)	2,035	2,130
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)	348	372
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	76	79
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	74	83
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	578,694	577,349

Total	$93,873,024	$87,499,014

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2010.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2010	0.00%	224,255	$13.386468	$3,001,982	2.84%	9.88%
2009	0.00%	35,488	12.182592	432,336	1.87%	21.83%	5/1/2009
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	0.00%	198,672	12.508137	2,485,017	0.24%	6.48%
2009	0.00%	189,179	11.747058	2,222,297	0.01%	46.01%
2008	0.00%	154,343	8.045115	1,241,707	0.01%	-44.31%
2007	0.00%	81,474	14.445945	1,176,969	0.28%	36.63%
2006	0.00%	4,448	10.572707	47,027	0.13%	5.73%	5/1/2006
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2010	0.00%	16,893	11.352948	191,785	0.00%	13.53%	5/3/2010
Janus Aspen Series - INTECH Risk - Managed Core Portfolio -Service Shares (JARLCS)
2008	0.00%	5,178	6.408647	33,184	1.09%	-36.24%
2007	0.00%	2,104	10.051308	21,148	0.00%	0.51%	5/1/2007
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.00%	349,600	15.936367	5,571,354	0.55%	25.03%
2009	0.00%	410,720	12.746144	5,235,096	0.43%	79.07%
2008	0.00%	417,642	7.117893	2,972,731	2.85%	-52.21%
2007	0.00%	235,628	14.893765	3,509,388	0.48%	28.07%
2006	0.00%	101,016	11.629148	1,174,730	1.54%	16.29%	5/1/2006
Investors Growth Stock Series - Initial Class (MIGIC)
2010	0.00%	65,019	12.561314	816,724	0.45%	12.47%
2009	0.00%	69,393	11.168160	774,992	0.74%	39.55%
2008	0.00%	76,150	8.002768	609,411	0.58%	-36.87%
2007	0.00%	77,232	12.677102	979,078	0.32%	11.36%
2006	0.00%	66,104	11.384079	752,533	0.00%	7.58%
Value Series - Initial Class (MVFIC)
2010	0.00%	425,518	12.918661	5,497,123	1.55%	11.53%
2009	0.00%	538,443	11.582760	6,236,656	1.30%	22.71%
2008	0.00%	252,293	9.438767	2,381,334	0.99%	-32.58%
2007	0.00%	184,058	14.000352	2,576,877	0.66%	7.91%
2006	0.00%	57,116	12.974380	741,045	0.75%	20.84%
Variable Insurance Trust II - International Value Portfolio -Service Class (MVIVSC)
2010	0.00%	34,570	10.843288	374,852	0.00%	8.43%	5/3/2010
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2010	0.00%	45,859	12.004773	550,527	5.56%	7.14%
2009	0.00%	60,415	11.204270	676,906	11.19%	9.64%
2008	0.00%	171,093	10.218734	1,748,354	3.51%	-10.20%
2007	0.00%	247,428	11.380012	2,815,734	3.58%	5.45%
2006	0.00%	123,478	10.791549	1,332,519	3.92%	3.73%
U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.00%	243,398	8.656213	2,106,905	3.49%	-37.89%
2007	0.00%	222,042	13.937607	3,094,734	1.13%	-17.07%
2006	0.00%	137,238	16.806589	2,306,503	0.97%	38.04%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2010	0.00%	12,279	12.359941	151,768	8.30%	8.24%
2009	0.00%	4,769	11.419071	54,458	3.54%	14.19%	5/1/2009
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2010	0.00%	345,144	14.256071	4,920,397	1.92%	13.46%
2009	0.00%	1,036	12.564442	13,017	0.76%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2010	0.00%	162,438	10.878393	1,767,064	1.41%	12.02%
2009	0.00%	111,694	9.711378	1,084,703	0.07%	23.41%
2008	0.00%	87,717	7.868935	690,240	3.11%	-29.78%
2007	0.00%	48,960	11.205324	548,613	3.16%	6.14%
2006	0.00%	16,886	10.556998	178,265	2.44%	5.57%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Bond Fund - Class II (GVABD2)
2010	0.00%	91,442	$11.627184	$1,063,213	1.87%	5.99%
2009	0.00%	135,604	10.970085	1,487,587	0.35%	12.15%
2008	0.00%	92,901	9.781713	908,732	6.65%	-9.87%
2007	0.00%	43,116	10.853118	467,943	9.87%	2.98%
2006	0.00%	11,000	10.538858	115,927	0.00%	5.39%	5/1/2006
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2010	0.00%	165,366	11.991721	1,983,023	0.82%	11.30%
2009	0.00%	151,519	10.774250	1,632,504	0.00%	41.60%
2008	0.00%	118,818	7.608765	904,059	3.05%	-38.64%
2007	0.00%	78,552	12.399481	974,004	2.94%	14.36%
2006	0.00%	31,056	10.842096	336,712	0.76%	8.42%	5/1/2006
American Funds NVIT Growth Fund - Class II (GVAGR2)
2010	0.00%	328,562	10.612804	3,486,964	0.16%	18.19%
2009	0.00%	372,264	8.979238	3,342,647	0.00%	38.78%
2008	0.00%	399,966	6.470039	2,587,795	2.31%	-44.21%
2007	0.00%	282,016	11.597638	3,270,719	0.95%	11.90%
2006	0.00%	71,982	10.364424	746,052	0.98%	3.64%	5/1/2006
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2010	0.00%	116,667	8.886120	1,036,717	0.94%	10.97%
2009	0.00%	95,045	8.007342	761,058	0.00%	30.69%
2008	0.00%	53,018	6.126963	324,839	3.98%	-38.06%
2007	0.00%	5,054	9.892316	49,996	0.30%	-1.08%	5/1/2007
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2010	0.00%	346,000	14.295077	4,946,097	9.00%	13.16%
2009	0.00%	231,384	12.632602	2,922,982	10.05%	46.08%
2008	0.00%	200,335	8.647843	1,732,466	9.63%	-28.10%
2007	0.00%	147,776	12.027193	1,777,330	8.79%	3.17%
2006	0.00%	39,250	11.657910	457,573	8.07%	10.60%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.00%	187,090	21.252025	3,976,041	0.08%	16.21%
2009	0.00%	162,697	18.287102	2,975,257	1.28%	63.48%
2008	0.00%	129,682	11.185864	1,450,606	1.25%	-57.83%
2007	0.00%	118,462	26.524857	3,142,188	0.73%	45.55%
2006	0.00%	70,486	18.224168	1,284,549	0.66%	36.64%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2010	0.00%	98,314	8.057227	792,138	0.87%	13.00%
2009	0.00%	94,063	7.130177	670,686	0.14%	29.45%
2008	0.00%	3,258	5.508000	17,945	1.58%	-44.92%	5/1/2008
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2010	0.00%	750	14.935320	11,201	2.49%	11.36%
2009	0.00%	27	13.411529	362	0.70%	34.12%	5/1/2009
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	0.00%	79,606	9.164158	729,522	0.23%	15.61%
2009	0.00%	63,027	7.927018	499,616	0.13%	52.96%
2008	0.00%	446	5.182412	2,311	0.00%	-48.18%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	0.00%	233,900	10.018250	2,343,269	0.54%	23.56%
2009	0.00%	446,731	8.107965	3,622,079	0.41%	31.27%
2008	0.00%	561,555	6.176544	3,468,469	0.40%	-38.23%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2010	0.00%	165,742	9.540229	1,581,217	0.38%	15.00%
2009	0.00%	81,328	8.295819	674,682	1.04%	29.30%
2008	0.00%	25,077	6.416027	160,894	1.36%	-35.84%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2010	0.00%	116,800	10.596561	1,237,678	0.92%	10.46%
2009	0.00%	53,802	9.593104	516,128	2.56%	19.88%
2008	0.00%	16,853	8.002099	134,859	1.10%	-19.98%	5/1/2008
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2010	0.00%	265,575	$10.149086	$2,695,344	0.82%	12.46%
2009	0.00%	123,901	9.025006	1,118,207	1.96%	24.25%
2008	0.00%	49,825	7.263571	361,908	1.85%	-27.36%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2010	0.00%	37,840	11.062310	418,598	1.13%	6.87%
2009	0.00%	15,182	10.351566	157,157	3.12%	13.22%
2008	0.00%	3,177	9.142885	29,047	1.39%	-8.57%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2010	0.00%	627,529	10.368348	6,506,439	0.89%	11.42%
2009	0.00%	269,438	9.305236	2,507,184	2.06%	22.00%
2008	0.00%	128,126	7.626933	977,208	2.05%	-23.73%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2010	0.00%	1,478,720	9.916957	14,664,403	0.71%	13.50%
2009	0.00%	781,162	8.737590	6,825,473	1.73%	26.69%
2008	0.00%	314,977	6.896919	2,172,371	1.70%	-31.03%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2010	0.00%	41,011	10.770841	441,723	1.27%	9.31%
2009	0.00%	27,163	9.853071	267,639	2.78%	17.64%
2008	0.00%	11,469	8.375935	96,063	1.58%	-16.24%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2010	0.00%	83,327	11.582155	965,106	2.42%	7.06%
2009	0.00%	137,344	10.818752	1,485,891	3.76%	8.78%
2008	0.00%	11,083	9.945181	110,222	3.15%	-0.55%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2010	0.00%	7,949	12.569892	99,918	2.85%	8.35%
2009	0.00%	8,162	11.600708	94,685	5.45%	16.62%
2008	0.00%	931	9.947099	9,261	1.74%	-0.53%	5/1/2008
NVIT Fund - Class I (TRF)
2010	0.00%	203,747	11.162791	2,274,385	0.90%	13.45%
2009	0.00%	376,462	9.839457	3,704,182	1.40%	26.10%
2008	0.00%	499,130	7.803097	3,894,760	1.46%	-41.55%
2007	0.00%	386,326	13.351018	5,157,845	1.14%	8.18%
2006	0.00%	222,556	12.341341	2,746,639	1.31%	13.63%
NVIT Government Bond Fund - Class I (GBF)
2010	0.00%	303,580	13.208362	4,009,795	2.96%	4.78%
2009	0.00%	581,783	12.605611	7,333,730	3.45%	2.69%
2008	0.00%	545,866	12.275629	6,700,849	4.43%	7.72%
2007	0.00%	326,118	11.395982	3,716,435	4.73%	7.16%
2006	0.00%	165,492	10.634744	1,759,965	5.04%	3.34%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.00%	74,335	11.124833	826,964	0.26%	19.11%
2008	0.00%	54,491	9.339799	508,933	0.29%	-25.23%
2007	0.00%	54,712	12.491648	683,443	0.09%	13.23%
2006	0.00%	28,850	11.032385	318,284	0.00%	2.70%
NVIT International Index Fund - Class VI (GVIX6)
2010	0.00%	50,495	9.456969	477,530	2.10%	7.54%
2009	0.00%	58,676	8.793694	515,979	2.66%	28.62%
2008	0.00%	54,054	6.837123	369,573	2.13%	-43.11%
2007	0.00%	44,394	12.017667	533,512	1.65%	9.50%
2006	0.00%	2,420	10.975279	26,560	1.61%	9.75%	5/1/2006
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.00%	553,304	12.559061	6,948,979	1.61%	14.63%
2009	0.00%	500,629	10.956366	5,485,075	1.05%	27.21%
2008	0.00%	412,170	8.613097	3,550,060	2.15%	-36.84%
2007	0.00%	347,696	13.637494	4,741,702	2.08%	5.96%
2006	0.00%	194,850	12.870621	2,507,841	2.36%	16.87%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2010	0.00%	33,703	$12.782641	$430,813	1.09%	9.81%
2009	0.00%	279	11.640280	3,248	0.66%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2010	0.00%	18,255	13.672666	249,595	0.96%	12.03%
2009	0.00%	1,123	12.204484	13,706	1.43%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	0.00%	95,390	12.582446	1,200,240	2.20%	5.89%
2009	0.00%	100,540	11.882294	1,194,646	1.97%	9.08%
2008	0.00%	56,571	10.892776	616,215	3.52%	-6.02%
2007	0.00%	40,552	11.590847	470,032	3.70%	5.38%
2006	0.00%	23,784	10.998997	261,600	3.70%	6.16%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.00%	1,627,142	12.725464	20,706,137	1.89%	10.91%
2009	0.00%	1,256,347	11.473370	14,414,534	1.55%	19.14%
2008	0.00%	1,105,303	9.630534	10,644,658	2.84%	-23.20%
2007	0.00%	929,278	12.538964	11,652,183	2.87%	5.66%
2006	0.00%	595,670	11.867343	7,069,020	2.91%	11.35%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	0.00%	2,643,369	12.746609	33,693,991	1.83%	12.83%
2009	0.00%	2,120,083	11.296821	23,950,198	1.28%	24.39%
2008	0.00%	1,507,466	9.081599	13,690,203	2.58%	-31.39%
2007	0.00%	1,141,464	13.236630	15,109,137	2.42%	6.15%
2006	0.00%	649,858	12.469697	8,103,532	2.61%	14.54%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	0.00%	127,316	12.747585	1,622,972	2.13%	8.52%
2009	0.00%	124,419	11.747183	1,461,573	1.73%	14.56%
2008	0.00%	80,064	10.254072	820,982	3.23%	-15.04%
2007	0.00%	70,206	12.069809	847,373	3.13%	5.86%
2006	0.00%	64,676	11.401762	737,420	3.28%	8.42%
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.00%	137,639	14.906376	2,051,699	1.25%	26.20%
2009	0.00%	134,098	11.811646	1,583,918	1.00%	36.76%
2008	0.00%	121,817	8.637043	1,052,141	1.34%	-36.46%
2007	0.00%	101,070	13.593553	1,373,900	1.39%	7.56%
2006	0.00%	49,716	12.638155	628,319	1.28%	9.89%
NVIT Money Market Fund - Class I (SAM)
2010	0.00%	755,400	11.482065	8,673,552	0.00%	0.00%
2009	0.00%	845,733	11.482050	9,710,749	0.11%	0.04%
2008	0.00%	1,205,473	11.477234	13,835,494	1.93%	2.05%
2007	0.00%	817,742	11.246272	9,196,549	4.64%	4.79%
2006	0.00%	656,122	10.731921	7,041,449	4.27%	4.53%
NVIT Multi - Manager International Growth Fund - Class III (NVMIG3)
2010	0.00%	256,504	9.555175	2,450,941	0.60%	14.04%
2009	0.00%	449,282	8.379106	3,764,582	1.22%	36.46%
2008	0.00%	541,439	6.140389	3,324,646	0.12%	-38.60%	5/1/2008
NVIT Multi - Manager International Value Fund - Class III (GVDIV3)
2010	0.00%	147,472	10.698362	1,577,709	2.42%	6.11%
2009	0.00%	141,665	10.082162	1,428,289	2.18%	29.84%
2008	0.00%	306,702	7.765128	2,381,579	1.76%	-46.33%
2007	0.00%	307,790	14.468946	4,453,397	2.22%	2.93%
2006	0.00%	173,608	14.056822	2,440,377	1.95%	22.75%
NVIT Multi - Manager Large Cap Growth Fund - Class I (NVMLG1)
2010	0.00%	374,210	9.540808	3,570,266	0.05%	15.51%
2009	0.00%	326,437	8.259762	2,696,292	0.76%	29.78%
2008	0.00%	1,370	6.364575	8,719	0.28%	-36.35%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi - Manager Large Cap Value Fund - Class I (NVMLV1)
2010	0.00%	167,431	$9.169345	$1,535,233	0.74%	13.05%
2009	0.00%	150,094	8.111157	1,217,436	1.38%	27.59%
2008	0.00%	144	6.357067	915	0.30%	-36.43%	5/1/2008
NVIT Multi - Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	0.00%	266,837	10.123676	2,701,371	0.00%	26.82%
2009	0.00%	376,145	7.982859	3,002,712	0.00%	27.12%
2008	0.00%	173,477	6.279727	1,089,389	0.00%	-37.20%	5/1/2008
NVIT Multi - Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	0.00%	184,895	10.547920	1,950,258	1.17%	19.63%
2009	0.00%	298,784	8.817001	2,634,379	1.01%	30.47%
2008	0.00%	381,658	6.757903	2,579,208	0.96%	-32.42%	5/1/2008
NVIT Multi - Manager Small Cap Growth Fund - Class I (SCGF)
2010	0.00%	97,299	10.896900	1,060,257	0.00%	25.45%
2009	0.00%	77,220	8.686440	670,767	0.00%	27.46%
2008	0.00%	80,272	6.814966	547,051	0.00%	-46.42%
2007	0.00%	57,310	12.718919	728,921	0.00%	9.75%
NVIT Multi - Manager Small Cap Value Fund - Class I (SCVF)
2010	0.00%	71,739	12.781169	916,908	0.59%	26.60%
2009	0.00%	80,738	10.095402	815,083	0.46%	26.22%
2008	0.00%	136,928	7.998530	1,095,222	1.28%	-32.15%
2007	0.00%	59,678	11.788779	703,531	1.35%	-6.89%
2006	0.00%	33,060	12.661605	418,593	0.48%	17.29%
NVIT Multi - Manager Small Company Fund - Class I (SCF)
2010	0.00%	149,400	13.739369	2,052,662	0.30%	25.32%
2009	0.00%	153,968	10.963538	1,688,034	0.25%	34.70%
2008	0.00%	187,143	8.139096	1,523,175	0.91%	-38.19%
2007	0.00%	155,600	13.167514	2,048,865	0.11%	2.13%
2006	0.00%	141,192	12.892586	1,820,330	0.17%	12.04%
NVIT Multi - Sector Bond Fund - Class I (MSBF)
2010	0.00%	188,130	12.763067	2,401,116	6.28%	10.59%
2009	0.00%	202,323	11.541196	2,335,049	10.02%	24.38%
2008	0.00%	172,052	9.279073	1,596,483	7.95%	-17.29%
2007	0.00%	151,972	11.218961	1,704,968	4.91%	4.62%
2006	0.00%	28,788	10.723071	308,696	4.72%	4.84%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2010	0.00%	112,220	10.907906	1,224,085	1.33%	2.42%
2009	0.00%	111,697	10.650192	1,189,594	2.63%	7.11%
2008	0.00%	6,493	9.943310	64,562	1.81%	-0.57%	5/1/2008
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.00%	61,728	12.888766	795,598	0.00%	52.44%
2008	0.00%	25,239	8.454726	213,389	0.00%	-48.59%
2007	0.00%	22,160	16.444438	364,409	0.00%	20.19%
2006	0.00%	47,156	13.682536	645,214	0.00%	11.08%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.00%	33,539	10.399250	348,780	0.00%	25.84%
2008	0.00%	38,980	8.263942	322,128	0.00%	-41.29%
2007	0.00%	34,344	14.076100	483,430	0.00%	22.49%
2006	0.00%	17,260	11.492027	198,352	0.35%	-0.29%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.00%	902,250	14.209081	12,820,143	0.06%	8.80%
2009	0.00%	12	13.059893	157	0.02%	30.60%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2010	0.00%	163,794	13.861453	2,270,423	1.66%	6.35%
2009	0.00%	341,276	13.034354	4,448,312	0.31%	30.34%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2010	0.00%	226,889	$11.294732	$2,562,650	1.51%	15.77%
2009	0.00%	249,468	9.756035	2,433,819	1.19%	28.55%
2008	0.00%	291,644	7.589375	2,213,395	1.98%	-36.99%
2007	0.00%	443,340	12.044718	5,339,905	1.82%	-2.22%
2006	0.00%	277,886	12.317759	3,422,933	1.96%	15.91%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2010	0.00%	407,900	9.617905	3,923,143	1.94%	30.18%
2009	0.00%	414,176	7.388147	3,059,993	2.21%	30.84%
2008	0.00%	18,683	5.646840	105,500	4.61%	-43.53%	5/1/2008
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2010	0.00%	128,687	11.448574	1,473,283	5.13%	5.29%
2009	0.00%	188,350	10.873885	2,048,096	6.45%	13.33%
2008	0.00%	307,675	9.595209	2,952,205	4.67%	-13.43%
2007	0.00%	307,062	11.083576	3,403,345	3.10%	4.77%
2006	0.00%	185,136	10.578811	1,958,519	4.94%	4.20%
V.I. Basic Value Fund - Series I (AVBVI)
2008	0.00%	143,984	5.937752	854,942	0.92%	-51.77%
2007	0.00%	135,276	12.310539	1,665,320	0.67%	1.54%
2006	0.00%	106,230	12.123351	1,287,864	0.53%	13.20%
V.I. Capital Appreciation Fund - Series I (AVCA)
2010	0.00%	40,738	10.607978	432,148	0.78%	15.49%
2009	0.00%	40,509	9.185296	372,087	0.65%	21.08%
2008	0.00%	41,473	7.586238	314,623	0.00%	-42.49%
2007	0.00%	29,170	13.191695	384,802	0.00%	12.01%
2006	0.00%	19,966	11.776847	235,137	0.09%	6.30%
V.I. Capital Development Fund - Series I (AVCDI)
2010	0.00%	68,267	12.830002	875,866	0.00%	18.78%
2009	0.00%	66,497	10.801700	718,281	0.00%	42.37%
2008	0.00%	61,084	7.587025	463,445	0.00%	-47.03%
2007	0.00%	59,934	14.321990	858,374	0.00%	10.84%
2006	0.00%	45,230	12.920789	584,407	0.00%	16.52%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2010	0.00%	106,874	11.353901	1,213,437	0.43%	26.91%
2009	0.00%	71,632	8.946607	640,863	1.25%	42.86%
2008	0.00%	7,063	6.262626	44,232	0.00%	-37.37%	5/1/2008
VP Inflation Protection Fund - Class II (ACVIP2)
2010	0.00%	172,382	12.880459	2,220,359	1.67%	5.12%
2009	0.00%	116,432	12.253214	1,426,666	1.76%	10.21%
2008	0.00%	85,880	11.117573	954,776	4.70%	-1.59%
2007	0.00%	51,396	11.297046	580,623	4.62%	9.49%
2006	0.00%	47,864	10.317483	493,836	3.26%	1.59%
VP International Fund - Class III (ACVI3)
2008	0.00%	7,987	9.507294	75,934	0.73%	-44.82%
2007	0.00%	5,228	17.230511	90,081	0.00%	18.06%
VP Mid Cap Value Fund - Class I (ACVMV1)
2010	0.00%	110,517	15.599747	1,724,037	2.19%	19.25%
2009	0.00%	139,706	13.081223	1,827,525	3.73%	29.94%
2008	0.00%	100,531	10.066767	1,012,022	0.12%	-24.35%
2007	0.00%	93,856	13.306496	1,248,894	0.83%	-2.31%
2006	0.00%	38,618	13.620466	525,995	0.93%	20.30%
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.00%	27,402	7.124413	195,223	0.00%	-41.48%
2007	0.00%	24,316	12.174342	296,031	0.00%	21.02%
2006	0.00%	23,856	10.060123	239,994	0.00%	-3.28%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Value Fund - Class I (ACVV)
2009	0.00%	262,089	$10.532686	$2,760,501	5.50%	19.86%
2008	0.00%	248,102	8.787234	2,180,132	2.16%	-26.78%
2007	0.00%	163,872	12.000449	1,966,538	1.43%	-5.14%
2006	0.00%	117,422	12.650434	1,485,439	0.95%	18.65%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.00%	49,528	8.973691	444,449	0.00%	-48.62%
2007	0.00%	49,690	17.466180	867,894	0.00%	39.77%
2006	0.00%	15,320	12.496264	191,443	0.00%	9.01%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	0.00%	165,126	13.676760	2,258,389	0.51%	25.83%
2009	0.00%	128,097	10.869560	1,392,358	2.33%	25.03%
2008	0.00%	112,144	8.693766	974,954	0.74%	-30.91%
2007	0.00%	89,220	12.583781	1,122,725	0.33%	-0.65%
2006	0.00%	49,732	12.666664	629,939	0.28%	14.41%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.00%	251,299	11.754920	2,954,000	1.84%	14.84%
2009	0.00%	255,610	10.236118	2,616,454	2.04%	26.33%
2008	0.00%	248,592	8.102406	2,014,193	2.14%	-37.14%
2007	0.00%	212,590	12.889762	2,740,235	1.80%	5.26%
2006	0.00%	163,324	12.246198	2,000,098	1.85%	15.50%
Appreciation Portfolio - Initial Shares (DCAP)
2010	0.00%	94,390	13.026837	1,229,603	2.08%	15.32%
2009	0.00%	93,873	11.296583	1,060,444	2.71%	22.56%
2008	0.00%	74,430	9.217282	686,043	1.93%	-29.55%
2007	0.00%	76,138	13.083574	996,157	1.49%	7.13%
2006	0.00%	77,946	12.212508	951,916	1.23%	16.48%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.00%	9,416	10.283025	96,825	1.10%	1.28%
2008	0.00%	5,195	10.152569	52,742	1.30%	-0.86%
2007	0.00%	2,642	10.240958	27,057	0.84%	-1.48%
2006	0.00%	6,984	10.395256	72,600	0.00%	3.95%	5/1/2006
Quality Bond Fund II - Primary Shares (FQB)
2010	0.00%	115,196	13.458845	1,550,405	4.07%	8.50%
2009	0.00%	97,737	12.403996	1,212,329	6.35%	20.43%
2008	0.00%	97,294	10.299392	1,002,069	4.97%	-7.29%
2007	0.00%	77,274	11.108998	858,437	4.51%	5.38%
2006	0.00%	47,196	10.541505	497,517	3.49%	4.15%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.00%	681,006	12.074163	8,222,577	1.35%	35.66%
2008	0.00%	678,797	8.899992	6,041,288	0.96%	-42.61%
2007	0.00%	573,780	15.508728	8,898,598	0.97%	17.51%
2006	0.00%	413,560	13.198045	5,458,183	1.27%	11.59%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2010	0.00%	197,762	18.403422	3,639,498	0.41%	19.16%
2009	0.00%	179,708	15.444750	2,775,545	0.24%	47.57%
2008	0.00%	168,487	10.465765	1,763,345	0.00%	-54.40%
2007	0.00%	99,004	22.953063	2,272,445	0.13%	45.64%
2006	0.00%	67,128	15.759845	1,057,927	0.97%	16.62%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2010	0.00%	246,651	11.198307	2,762,074	1.81%	15.09%
2009	0.00%	252,833	9.730256	2,460,130	2.31%	30.03%
2008	0.00%	223,377	7.482988	1,671,526	2.72%	-42.70%
2007	0.00%	186,880	13.060141	2,440,679	2.07%	1.42%
2006	0.00%	126,706	12.877569	1,631,665	3.51%	20.08%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2010	0.00%	59,978	$13.516167	$810,673	2.33%	12.74%
2009	0.00%	51,756	11.989176	620,512	5.50%	24.15%
2008	0.00%	25,126	9.656832	242,638	3.16%	-25.08%
2007	0.00%	13,052	12.888793	168,225	2.84%	8.65%
2006	0.00%	7,258	11.863160	86,103	2.74%	9.78%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2010	0.00%	135,628	13.590648	1,843,272	2.31%	14.52%
2009	0.00%	128,150	11.867504	1,520,821	3.54%	28.78%
2008	0.00%	119,390	9.215628	1,100,255	2.78%	-32.71%
2007	0.00%	75,550	13.695591	1,034,702	2.54%	10.17%
2006	0.00%	21,224	12.431698	263,850	2.81%	11.81%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2010	0.00%	115,117	13.457007	1,549,130	2.11%	16.00%
2009	0.00%	98,748	11.600974	1,145,573	2.48%	31.40%
2008	0.00%	73,995	8.828445	653,260	2.64%	-38.08%
2007	0.00%	45,384	14.256765	647,029	2.65%	11.21%
2006	0.00%	20,124	12.819894	257,988	2.35%	13.15%
VIP Fund - Growth Portfolio - Service Class (FGS)
2010	0.00%	133,548	12.233728	1,633,790	0.17%	24.06%
2009	0.00%	159,808	9.861487	1,575,945	0.40%	28.15%
2008	0.00%	146,558	7.695394	1,127,820	0.80%	-47.23%
2007	0.00%	127,988	14.583722	1,866,541	0.52%	26.87%
2006	0.00%	55,984	11.495023	643,537	0.16%	6.73%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	0.00%	359,583	13.337306	4,795,869	2.66%	7.68%
2009	0.00%	556,639	12.386163	6,894,621	8.81%	15.67%
2008	0.00%	525,248	10.707897	5,624,302	3.43%	-3.35%
2007	0.00%	409,144	11.078504	4,532,703	2.99%	4.21%
2006	0.00%	190,744	10.630812	2,027,764	1.72%	4.30%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.00%	422,702	17.089422	7,223,733	0.28%	28.70%
2009	0.00%	400,154	13.278281	5,313,357	0.61%	40.01%
2008	0.00%	459,190	9.483511	4,354,734	0.39%	-39.51%
2007	0.00%	340,096	15.677232	5,331,764	0.74%	15.49%
2006	0.00%	215,078	13.574900	2,919,662	0.15%	12.59%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010	0.00%	143,327	13.865532	1,987,305	1.41%	13.01%
2009	0.00%	140,027	12.269434	1,718,052	2.18%	26.49%
2008	0.00%	133,780	9.699843	1,297,645	2.79%	-43.88%
2007	0.00%	117,536	17.283296	2,031,409	2.79%	17.23%
2006	0.00%	97,890	14.743687	1,443,260	0.46%	17.95%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.00%	13,541	12.839377	173,858	0.45%	26.45%
2009	0.00%	14,104	10.153436	143,204	0.56%	57.40%
2008	0.00%	13,714	6.450849	88,468	0.53%	-51.17%
2007	0.00%	18,430	13.212045	243,498	0.84%	5.60%
2006	0.00%	36,554	12.511424	457,343	0.35%	16.20%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2010	0.00%	155,775	12.507001	1,948,278	6.57%	12.67%
2009	0.00%	141,630	11.100337	1,572,141	7.55%	35.59%
2008	0.00%	143,280	8.186428	1,172,952	5.52%	-29.66%
2007	0.00%	107,748	11.637657	1,253,934	3.39%	3.76%
2006	0.00%	25,060	11.216304	281,081	0.01%	12.16%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2010	0.00%	146,566	$12.522488	$1,835,371	1.77%	20.94%
2009	0.00%	144,419	10.354358	1,495,366	1.78%	17.67%
2008	0.00%	144,472	8.799201	1,271,240	2.07%	-26.94%
2007	0.00%	140,928	12.044130	1,697,355	2.41%	-2.41%
2006	0.00%	127,172	12.342050	1,569,563	1.32%	17.43%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2010	0.00%	320,098	14.296027	4,576,130	0.96%	28.49%
2009	0.00%	412,120	11.126242	4,585,347	1.44%	29.54%
2008	0.00%	211,194	8.588732	1,813,888	1.48%	-32.87%
2007	0.00%	163,626	12.794049	2,093,439	0.78%	-2.14%
2006	0.00%	83,984	13.073214	1,097,941	0.81%	17.30%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.00%	108,967	20.278309	2,209,666	1.59%	17.51%
2009	0.00%	98,984	17.256364	1,708,104	4.68%	72.63%
2008	0.00%	117,677	9.996007	1,176,301	2.89%	-52.67%
2007	0.00%	136,940	21.120230	2,892,204	1.73%	28.70%
2006	0.00%	66,476	16.410826	1,090,926	1.27%	28.17%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.00%	136,286	14.033220	1,912,531	1.64%	8.41%
2009	0.00%	138,184	12.945045	1,788,798	5.55%	37.20%
2008	0.00%	457,392	9.435374	4,315,666	2.46%	-40.39%
2007	0.00%	290,120	15.828965	4,592,299	2.05%	15.45%
2006	0.00%	150,140	13.711150	2,058,592	1.23%	21.46%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010	0.00%	173,272	17.849519	3,092,822	1.38%	14.38%
2009	0.00%	176,761	15.605635	2,758,468	13.69%	18.69%
2008	0.00%	183,134	13.148675	2,407,969	3.65%	6.21%
2007	0.00%	126,412	12.380292	1,565,017	2.06%	11.03%
2006	0.00%	41,780	11.150160	465,854	1.91%	12.84%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.00%	87,597	9.558606	837,305	2.41%	10.25%
2009	0.00%	72,627	8.669683	629,653	4.35%	30.25%
2008	0.00%	16,348	6.656135	108,815	7.26%	-33.44%	5/1/2008
International Portfolio - S Class Shares (AMINS)
2008	0.00%	43,853	8.019658	351,684	0.00%	-46.44%
2007	0.00%	294,064	14.972222	4,402,791	2.13%	3.21%
2006	0.00%	175,676	14.506093	2,548,372	0.39%	23.45%
Regency Portfolio - S Class Shares (AMRS)
2008	0.00%	38,449	7.206627	277,088	1.00%	-45.95%
2007	0.00%	34,958	13.332382	466,073	0.38%	3.05%
2006	0.00%	32,076	12.937253	414,975	0.50%	10.94%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2010	0.00%	15,152	9.925489	150,391	0.00%	19.61%
2009	0.00%	14,619	8.298232	121,312	0.00%	22.75%
2008	0.00%	11,100	6.760031	75,036	0.00%	-39.47%
2007	0.00%	13,816	11.168606	154,305	0.00%	0.52%
2006	0.00%	11,400	11.111353	126,669	0.00%	5.25%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.00%	60,691	13.228911	802,876	0.04%	22.85%
2009	0.00%	61,693	10.767989	664,310	2.28%	31.43%
2008	0.00%	59,850	8.193158	490,361	0.39%	-39.44%
2007	0.00%	480,500	13.529389	6,500,871	0.10%	7.61%
2006	0.00%	255,116	12.572219	3,207,374	0.11%	13.70%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.00%	132,977	$10.376282	$1,379,807	0.30%	44.52%
2008	0.00%	135,069	7.179944	969,789	0.13%	-45.52%
2007	0.00%	103,734	13.178440	1,367,052	0.19%	14.15%
2006	0.00%	78,600	11.544928	907,431	0.24%	7.95%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.00%	194,413	14.623513	2,843,001	1.27%	15.97%
2009	0.00%	169,344	12.609317	2,135,312	2.43%	39.70%
2008	0.00%	189,933	9.026171	1,714,367	1.40%	-40.19%
2007	0.00%	140,074	15.092302	2,114,039	1.12%	6.34%
2006	0.00%	106,424	14.192798	1,510,454	0.66%	17.69%
High Income Fund/VA - Class 3 (OVHI3)
2010	0.00%	139,268	2.964546	412,866	5.62%	14.68%
2009	0.00%	128,683	2.584961	332,641	0.00%	26.75%
2008	0.00%	57,935	2.039384	118,152	6.20%	-78.89%
2007	0.00%	31,936	9.661022	308,534	0.00%	-3.39%	5/1/2007
High Income Fund/VA - Non-Service Shares (OVHI)
2010	0.00%	9,265	3.447769	31,944	6.65%	14.81%
2009	0.00%	11,916	3.002931	35,783	0.00%	25.32%
2008	0.00%	17,970	2.396292	43,060	8.02%	-78.67%
2007	0.00%	22,958	11.235173	257,937	7.79%	-0.10%
2006	0.00%	29,360	11.246592	330,200	5.49%	9.42%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	0.00%	281,551	11.825046	3,329,354	1.21%	16.11%
2009	0.00%	447,372	10.184591	4,556,301	1.80%	28.29%
2008	0.00%	519,435	7.938976	4,123,782	1.41%	-38.47%
2007	0.00%	420,354	12.902441	5,423,593	0.81%	4.42%
2006	0.00%	290,410	12.355835	3,588,258	0.63%	15.02%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010	0.00%	123,671	13.672847	1,690,935	0.62%	23.41%
2009	0.00%	126,495	11.079617	1,401,516	1.42%	37.20%
2008	0.00%	271,823	8.075736	2,195,170	0.51%	-37.83%
2007	0.00%	182,024	12.989416	2,364,385	0.27%	-1.21%
2006	0.00%	121,838	13.148448	1,601,981	0.09%	15.00%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2010	0.00%	45,666	12.004915	548,216	1.26%	9.48%
2009	0.00%	11,184	10.965488	122,638	1.32%	9.65%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2010	0.00%	339,045	11.630295	3,943,193	1.68%	5.29%
2009	0.00%	151,746	11.045905	1,676,172	1.50%	10.46%	4/30/2009
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2010	0.00%	917	10.551800	9,676	1.53%	14.38%
2009	0.00%	940	9.225448	8,672	2.75%	29.81%
2008	0.00%	703	7.106768	4,996	2.14%	-38.70%
2007	0.00%	474	11.592654	5,495	1.38%	-6.04%
2006	0.00%	434	12.337654	5,355	1.51%	15.91%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2010	0.00%	241	14.872694	3,584	1.23%	20.80%
2009	0.00%	240	12.312093	2,955	0.82%	63.90%
2008	0.00%	258	7.512177	1,938	0.00%	-37.03%
2007	0.00%	292	11.929998	3,484	0.00%	5.52%
2006	0.00%	290	11.305866	3,279	0.10%	5.44%
Blue Chip Growth Portfolio - II (TRBCG2)
2010	0.00%	3	13.126208	39	0.00%	16.00%
2009	0.00%	134,427	11.315697	1,521,135	0.00%	41.79%
2008	0.00%	380,406	7.980543	3,035,846	0.13%	-42.65%
2007	0.00%	203,460	13.915435	2,831,234	0.12%	12.49%
2006	0.00%	49,464	12.370493	611,894	0.35%	9.33%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity Income Portfolio - II (TREI2)
2009	0.00%	226,377	$10.380043	$2,349,803	1.75%	25.25%
2008	0.00%	230,664	8.287351	1,911,594	2.19%	-36.26%
2007	0.00%	182,422	13.002714	2,371,981	1.63%	3.03%
2006	0.00%	64,100	12.620348	808,964	1.58%	18.65%
Health Sciences Portfolio - II (TRHS2)
2010	0.00%	2,774	10.636434	29,505	0.00%	6.36%	5/3/2010
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.00%	104,103	11.230967	1,169,177	3.75%	1.31%
2007	0.00%	81,628	11.086232	904,947	3.94%	5.23%
2006	0.00%	12,266	10.535464	129,228	3.83%	4.03%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2010	0.00%	50,764	11.916501	604,929	0.00%	19.17%	5/3/2010
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	0.00%	329,303	10.360806	3,411,844	0.78%	8.67%
2009	0.00%	52,603	9.533783	501,506	0.00%	25.05%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2010	0.00%	69	11.592060	800	4.02%	6.04%
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2010	0.00%	68	8.521264	579	0.00%	17.06%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2010	0.00%	82	13.473317	1,105	7.46%	14.86%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2010	0.00%	43	14.112979	607	0.04%	31.56%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2009	0.00%	294	10.171477	2,990	0.00%	1.02%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
2010	0.00%	155	11.173084	1,732	0.00%	15.53%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
2009	0.00%	66	9.934421	656	0.00%	17.95%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2010	0.00%	64	11.248161	720	0.00%	14.46%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2010	0.00%	47	12.007564	564	0.00%	12.75%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2010	0.00%	48	12.398273	595	0.00%	28.85%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2010	0.00%	22,699	16.735960	379,890	0.00%	26.77%
2009	0.00%	9,211	13.201660	121,600	0.00%	32.02%	5/1/2009
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	71,152	7.252787	516,049	0.00%	-46.11%
2007	0.00%	291,816	13.458816	3,927,498	0.00%	9.01%
2006	0.00%	147,306	12.345868	1,818,620	0.00%	9.91%

2010	Contract owners equity:				$276,625,834
2009	Contract owners equity:				$231,055,415
2008	Contract owners equity:				$167,434,335
2007	Contract owners equity:				$187,786,831
2006	Contract owners equity:				$101,882,320
*	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contract holder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.